                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2010

 [LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2010

                                                                      (Form N-Q)

48481-0510                                   (C)2010, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company
Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds.
The information presented in this quarterly report pertains only to the USAA
Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master
Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

FUND INVESTMENT -- At March 31, 2010, the Fund's investment in the Series was
$302,341,000, at value, representing 95.78% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS -- Refer to the Schedule of Investments of the Series
for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of March 31, 2010:

 Valuation Inputs                                      Investment in the Series
--------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                                                    $-
 Level 2 -- Other Significant Observable Inputs                     302,341,000
 Level 3 -- Significant Unobservable Inputs                                   -
--------------------------------------------------------------------------------
 Total                                                             $302,341,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund
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SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
March 31, 2010 (Unaudited)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           AEROSPACE & DEFENSE -- 1.2%
  4,300    AAR Corp. (a)                                            $    106,726
    200    Aerosonic Corp. (a)                                               784
  2,900    AeroVironment, Inc. (a)                                        75,719
  4,562    Alliant Techsystems, Inc. (a)                                 370,891
  1,477    The Allied Defense Group, Inc. (a)                             10,649
 13,400    American Defense Systems, Inc. (a)                              4,824
 13,532    Applied Energetics, Inc. (a)(b)                                10,521
  3,100    Applied Signal Technology, Inc.                                60,698
  2,800    Argon ST, Inc. (a)                                             74,508
  3,320    Arotech Corp. (a)                                               5,478
  1,000    Astronics Corp. (a)                                             9,810
  2,934    Astrotech Corp. (a)                                             9,418
  1,200    Aviation General, Inc. (a)                                          -
 13,200    BE Aerospace, Inc. (a)                                        401,940
  4,475    Ceradyne, Inc. (a)                                            101,538
  1,800    Cubic Corp.                                                    64,800
  5,000    Curtiss-Wright Corp.                                          174,000
  1,600    Ducommun, Inc.                                                 33,616
  3,700    Esterline Technologies Corp. (a)                              182,891
  8,800    Force Protection, Inc. (a)                                     52,976
 10,600    GenCorp, Inc. (a)                                              61,056
    800    Hawk Corp., Class A (a)                                        15,600
  2,240    Heico Corp., Class A                                           88,883
    975    Herley Industries, Inc. (a)                                    14,294
 10,700    Hexcel Corp. (a)                                              154,508
  4,000    ICx Technologies, Inc. (a)                                     27,880
  3,261    Innovative Solutions & Support, Inc. (a)                       20,544
  1,563    Kratos Defense & Security Solutions, Inc. (a)                  22,304
  2,600    LMI Aerospace, Inc. (a)                                        48,308
  2,500    Ladish Co., Inc. (a)                                           50,400
  2,195    Mantech International Corp., Class A (a)                      107,182
  4,593    Moog, Inc., Class A (a)                                       162,684
  7,300    Orbital Sciences Corp. (a)                                    138,773
  2,400    RBC Bearings, Inc. (a)                                         76,488
 11,500    Smith & Wesson Holding Corp. (a)                               43,470
 12,000    Spirit Aerosystems Holdings, Inc., Class A (a)                280,560
  4,400    Sturm Ruger & Co., Inc. (b)                                    52,756
 10,930    Taser International, Inc. (a)                                  64,050
  4,800    Teledyne Technologies, Inc. (a)                               198,096
  5,100    TransDigm Group, Inc.                                         270,504
  2,400    Triumph Group, Inc.                                           168,216
  1,000    VSE Corp.                                                      41,160
                                                                    ------------
                                                                       3,859,503
                                                                    ------------
           ALTERNATIVE ENERGY -- 0.2%
  2,600    Akeena Solar, Inc. (a)(b)                                       2,730
  1,500    Ascent Solar Technologies, Inc. (a)                             5,775
  4,600    BioFuel Energy Corp. (a)                                       13,524
  3,700    Daystar Technologies, Inc. (a)                                  1,110
  8,500    Ener1, Inc. (a)(b)                                             40,205
  5,758    Energy Conversion Devices, Inc. (a)(b)                         45,085
 16,600    Evergreen Solar, Inc. (a)(b)                                   18,758
 11,800    FuelCell Energy, Inc. (a)(b)                                   33,276
  3,300    GT Solar International, Inc. (a)(b)                            17,259
  1,913    Green Plains Renewable Energy (a)                              27,299
    300    GreenHunter Energy, Inc. (a)                                      384
  2,900    Hoku Corp. (a)                                                  7,482
  2,700    Ocean Power Technologies, Inc. (a)                             19,089
 15,500    Pacific Ethanol, Inc. (a)(b)                                   17,205
 19,907    Plug Power, Inc. (a)                                           13,780
  4,700    Raser Technologies, Inc. (a)(b)                                 4,700
  1,500    STR Holdings, Inc. (a)                                         35,250
  9,550    SunPower Corp., Class A (a)(b)                                180,495
  3,173    SunPower Corp., Class B (a)                                    53,116
    441    Verenium Corp. (a)                                              2,231
                                                                    ------------
                                                                         538,753
                                                                    ------------
           AUTOMOBILES & PARTS -- 1.1%
  8,046    American Axle & Manufacturing Holdings, Inc. (a)               80,299
  4,600    Amerigon, Inc. (a)                                             46,506
 11,100    ArvinMeritor, Inc. (a)                                        148,185
 14,700    BorgWarner, Inc.                                              561,246
  6,900    Cooper Tire & Rubber Co.                                      131,238
 16,700    Dana Holding Corp. (a)                                        198,396
  1,300    Dorman Products, Inc. (a)                                      24,687
  6,887    Exide Technologies (a)                                         39,600
  3,120    Federal-Mogul Corp., Class A (a)                               57,283
  2,160    Fuel Systems Solutions, Inc. (a)(b)                            69,034
 18,990    Gentex Corp.                                                  368,786
 18,280    LKQ Corp. (a)                                                 371,084
  5,354    Lear Corp. (a)                                                424,840
  3,489    LoJack Corp. (a)                                               14,409
  4,566    Modine Manufacturing Co. (a)                                   51,322
 31,112    Quantum Fuel Systems Technologies Worldwide, Inc. (a)          20,845
    400    Shiloh Industries, Inc. (a)                                     2,260
  4,500    Standard Motor Products, Inc.                                  44,640
  1,700    Stoneridge, Inc. (a)                                           16,813
    900    Strattec Security Corp. (a)                                    18,288
  3,110    Superior Industries International, Inc.                        50,009
 10,206    TRW Automotive Holdings Corp. (a)                             291,687
  8,037    Tenneco, Inc. (a)                                             190,075
  6,875    Titan International, Inc. (b)                                  60,019
  3,832    U.S. Auto Parts Network, Inc. (a)                              28,817
    600    United Capital Corp. (a)                                       14,232
  8,600    WABCO Holdings, Inc.                                          257,312
                                                                    ------------
                                                                       3,581,912
                                                                    ------------
           BANKS -- 5.2%
  1,510    1st Source Corp.                                               26,501
    400    1st United BanCorp., Inc. (a)                                   3,220
  2,400    Abington Bancorp, Inc.                                         18,960
    500    Alliance Financial Corp.                                       14,740
  3,170    Amcore Financial, Inc. (a)                                      1,439

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QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010    1
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                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           BANKS (CONTINUED)
    200    Ameriana Bancorp                                         $        530
    600    American National Bankshares, Inc.                             12,090
  1,554    Ameris Bancorp                                                 14,031
    700    Ames National Corp.                                            14,035
  2,600    Anchor Bancorp Wisconsin, Inc. (a)                              2,860
  1,205    Arrow Financial Corp.                                          32,402
 23,359    Associated Banc-Corp.                                         322,354
 12,250    Astoria Financial Corp.                                       177,625
    434    Atlantic Coast Federal Corp.                                    1,128
    631    BCSB Bancorp, Inc. (a)                                          5,837
  3,231    BOK Financial Corp. (b)                                       169,434
  1,000    Bancfirst Corp.                                                41,910
  3,400    The Bancorp, Inc. (a)                                          30,260
  1,300    Bancorp of New Jersey, Inc.                                    17,680
    900    Bancorp Rhode Island, Inc.                                     24,615
  8,900    BancorpSouth, Inc.                                            186,544
  3,818    BancTrust Financial Group, Inc.                                18,517
  5,900    Bank Mutual Corp.                                              38,350
  2,778    Bank of Granite Corp. (a)                                       3,361
  6,700    Bank of Hawaii Corp. (c)                                      301,165
    500    Bank of Marin Bancorp                                          16,540
  2,500    Bank of the Ozarks, Inc. (c)                                   87,975
  7,368    BankAtlantic Bancorp, Inc.                                     13,041
  2,200    BankFinancial Corp.                                            20,174
  2,500    Banner Corp.                                                    9,600
    500    Bar Harbor Bankshares                                          15,250
  4,000    Beneficial Mutual Bancorp, Inc. (a)                            37,920
    300    Berkshire Bancorp, Inc.                                         1,875
  1,700    Berkshire Hills Bancorp, Inc.                                  31,161
  2,300    BofI Holding, Inc. (a)                                         32,039
 11,400    Boston Private Financial Holdings, Inc.                        84,018
  1,100    Bridge Bancorp, Inc.                                           25,740
 10,299    Brookline Bancorp, Inc.                                       109,581
    700    Bryn Mawr Bank Corp.                                           12,705
  2,640    CFS Bancorp, Inc.                                              11,695
 15,275    CVB Financial Corp. (b)                                       151,681
    600    California First National Bancorp                               8,010
    894    Camco Financial Corp.                                           2,628
    800    Camden National Corp.                                          25,688
    200    Cape Bancorp, Inc. (a)                                          1,614
  3,637    Capital Bank Corp.                                             16,221
  1,325    Capital City Bank Group, Inc.                                  18,881
 30,741    CapitalSource, Inc.                                           171,842
  1,820    Capitol Bancorp Ltd.                                            4,404
  2,767    Capitol Federal Financial                                     103,652
  4,200    Cardinal Financial Corp.                                       44,856
    210    Carrollton Bancorp                                              1,094
  2,975    Cascade Bancorp (a)                                             1,636
  2,391    Cascade Financial Corp.                                         4,686
 10,522    Cathay General Bancorp (b)                                    122,581
  3,015    Center Bancorp, Inc.                                           25,055
  3,475    Center Financial Corp.                                         16,854
  1,886    Centerstate Banks, Inc.                                        23,104
  4,555    Central Pacific Financial Corp. (a)(b)                          7,652
    900    Century Bancorp, Inc., Class A                                 17,280
    500    Charter Financial Corp.                                         5,350
  2,713    Chemical Financial Corp.                                       64,081
    600    Chicopee Bancorp, Inc. (a)                                      7,620
  3,232    Citibank (a)(b)                                                 3,652
  1,012    Citizens & Northern Corp.                                      12,701
 69,785    Citizens Banking Corp. (a)                                     82,346
  2,496    Citizens South Banking Corp.                                   15,375
  2,900    City Holding Co.                                               99,441
  5,200    City National Corp.                                           280,644
    980    Clifton Savings Bancorp, Inc.                                   9,085
  2,448    CoBiz Financial, Inc.                                          15,251
    750    Colony Bankcorp, Inc.                                           4,380
  4,630    Columbia Banking System, Inc.                                  94,035
    100    Comm Bancorp, Inc.                                              1,825
  8,773    Commerce Bancshares, Inc.                                     360,921
  5,500    Community Bank System, Inc.                                   125,290
  1,580    Community Trust Bancorp, Inc.                                  42,802
  7,540    Cullen/Frost Bankers, Inc.                                    420,732
  3,700    Danvers Bancorp, Inc.                                          51,171
  3,900    Dime Community Bancshares, Inc.                                49,257
    677    Doral Financial Corp. (a)                                       2,918
    629    ESB Financial Corp.                                             8,108
  2,400    ESSA Bancorp, Inc.                                             30,096
  1,259    Eagle Bancorp, Inc. (a)                                        14,919
 13,119    East-West Bancorp, Inc.                                       228,533
    300    Eastern Virginia Bankshares, Inc.                               2,265
    100    Emclaire Financial Corp.                                        1,471
  1,700    Encore Bancshares, Inc. (a)                                    16,099
  2,700    Enterprise Financial Services Corp.                            29,862
  1,400    EuroBancshares, Inc. (a)                                          517
 12,236    F.N.B. Corp.                                                   99,234
  2,022    FNB United Corp.                                                2,447
    300    Farmers Capital Bank Corp.                                      2,571
  1,900    Financial Institutions, Inc.                                   27,778
    400    First Bancorp, Inc.                                             6,376
  1,800    First Bancorp, North Carolina                                  24,336
 16,800    First BanCorp, Puerto Rico (b)                                 40,488
  4,508    First Busey Corp.                                              19,925
    800    First Chester County Corp.                                      8,096
  1,258    First Citizens Banc Corp.                                       5,636
    683    First Citizens BancShares, Inc., Class A                      135,753
  9,100    First Commonwealth Financial Corp.                             61,061
  1,200    First Community Bancshares, Inc.                               14,844
  1,300    First Defiance Financial Corp.                                 13,156
  1,515    First Federal Bancshares of Arkansas, Inc.                      5,802
  8,810    First Financial Bancorp                                       156,730
  2,166    First Financial Bankshares, Inc.                              111,657
  1,100    First Financial Corp.                                          31,856
  1,400    First Financial Holdings, Inc.                                 21,084
  3,100    First Financial Northwest, Inc.                                21,173
    358    First Financial Service Corp.                                   3,133

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2     QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010
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                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           BANKS (CONTINUED)
  1,106    First M&F Corp.                                          $      3,528
  2,533    First Merchants Corp.                                          17,630
 10,375    First Midwest Bancorp, Inc.                                   140,581
 25,380    First Niagara Financial Group, Inc.                           360,904
    400    The First of Long Island Corp.                                  9,640
  2,994    First Place Financial Corp.                                    11,946
  1,076    First Security Group, Inc.                                      2,324
  1,000    First South Bancorp, Inc.                                      12,500
  3,300    First State Bancorp. (a)                                        1,815
    700    First United Corp.                                              4,200
 12,229    FirstMerit Corp.                                              263,780
 11,718    Flagstar Bancorp, Inc. (a)                                      7,031
  2,950    Flushing Financial Corp.                                       37,347
  1,600    Fox Chase Bancorp, Inc. (a)                                    17,296
    540    Frontier Financial Corp. (a)(b)                                 1,048
 25,411    Fulton Financial Corp.                                        258,938
    661    German American Bancorp, Inc.                                  10,001
  9,856    Glacier Bancorp, Inc.                                         150,107
  1,100    Great Southern Bancorp, Inc.                                   24,684
  2,027    Greene County Bancshares, Inc. (b)                             16,540
  5,400    Guaranty Bancorp (a)                                            8,586
  1,094    HMN Financial, Inc. (a)                                         6,017
  4,404    Hampton Roads Bankshares, Inc. (b)                              6,870
  4,200    Hancock Holding Co.                                           175,602
 14,356    Hanmi Financial Corp. (a)(b)                                   34,454
  4,668    Harleysville National Corp.                                    31,276
    260    Hawthorn Bancshares, Inc.                                       3,133
  1,700    Heartland Financial USA, Inc.                                  27,149
  2,744    Heritage Commerce Corp.                                        11,470
    420    Heritage Financial Corp.                                        6,338
  1,000    Home Bancorp, Inc. (a)                                         14,000
  1,958    Home Bancshares, Inc.                                          51,770
  1,800    Home Federal Bancorp, Inc.                                     26,118
    934    Hudson Valley Holding Corp.                                    22,603
  3,200    IBERIABANK Corp.                                              192,032
  2,313    Independent Bank Corp./MA                                      57,039
  6,490    Independent Bank Corp./MI                                       4,543
  1,100    Indiana Community Bancorp                                      10,065
  5,814    Integra Bank Corp.                                              3,605
  6,141    International Bancshares Corp. (b)                            141,182
  2,439    Intervest Bancshares Corp.                                      9,634
  5,678    Investors Bancorp, Inc. (a)                                    74,950
  2,346    Jefferson Bancshares, Inc.                                     10,721
  2,300    Kearny Financial Corp.                                         23,989
  2,600    Lakeland Bancorp, Inc.                                         23,010
  3,200    Lakeland Financial Corp.                                       60,960
  1,700    Legacy Bancorp, Inc./MA                                        16,133
    600    Louisiana Bancorp, Inc. (a)                                     8,706
  7,530    MB Financial, Inc.                                            169,651
  3,239    Macatawa Bank Corp. (a)                                         5,668
  2,301    MainSource Financial Group, Inc.                               15,486
  1,200    Malvern Federal Bancorp, Inc.                                  11,580
  3,570    Mercantile Bank Corp.                                          14,030
    550    Merchants Bancshares, Inc.                                     11,941
    700    Metro Bancorp, Inc. (a)                                         9,639
    115    Mid Penn Bancorp, Inc.                                          1,150
  6,737    Midwest Banc Holdings, Inc. (a)                                 1,819
    900    MidwestOne Financial Group, Inc.                               10,611
    300    MutualFirst Financial, Inc.                                     1,995
    400    NASB Financial, Inc.                                            9,248
  3,560    NBT Bancorp, Inc.                                              81,346
  6,000    Nara Bancorp, Inc. (a)                                         52,560
    157    National Bankshares, Inc.                                       4,278
 20,227    National Penn Bancshares, Inc.                                139,566
 56,041    New York Community Bancorp, Inc. (b)                          926,918
 13,500    NewAlliance Bancshares, Inc.                                  170,370
  4,304    Newbridge Bancorp (a)                                          15,279
  3,289    North Valley Bancorp (a)                                        5,789
    300    Northern States Financial Corp. (a)                               990
  2,200    Northfield Bancorp, Inc.                                       31,856
  7,900    Northwest Bancshares, Inc.                                     92,746
    157    Norwood Financial Corp.                                         4,239
  4,400    OceanFirst Financial Corp.                                     49,984
    875    Ohio Valley Banc Corp.                                         18,848
 12,721    Old National Bancorp                                          152,016
  4,286    Old Second Bancorp, Inc. (b)                                   28,245
  3,894    Oriental Financial Group                                       52,569
  1,400    Oritani Financial Corp.                                        22,498
    269    Orrstown Financial Service, Inc.                                6,825
  1,688    PAB Bankshares, Inc. (a)                                        3,629
  2,476    PVF Capital Corp. (a)                                           4,655
 12,210    Pacific Capital Bancorp (b)                                    22,100
  1,300    Pacific Continental Corp.                                      13,650
  4,561    PacWest Bancorp                                               104,082
  1,000    Pamrapo Bancorp, Inc.                                           8,040
  1,230    Park National Corp. (b)                                        76,641
    500    Parkvale Financial Corp.                                        3,730
    906    Peapack-Gladstone Financial Corp.                              14,233
    800    Penns Woods Bancorp, Inc.                                      26,840
  1,095    Peoples Bancorp, Inc.                                          18,046
    363    Peoples Bancorp of North Carolina, Inc.                         2,160
  1,000    Peoples Financial Corp.                                        14,970
  5,842    Pinnacle Financial Partners, Inc. (a)                          88,273
 91,739    Popular, Inc.                                                 266,960
  1,035    Porter Bancorp, Inc.                                           13,559
  4,683    Preferred Bank                                                  6,369
    840    Premierwest Bancorp                                               378
  8,100    PrivateBancorp, Inc.                                          110,970
  6,700    Prosperity Bancshares, Inc.                                   274,700
    500    Provident Financial Holdings, Inc.                              1,740
  9,789    Provident Financial Services, Inc.                            116,489
  4,803    Provident New York Bancorp                                     45,532
  1,400    Prudential Bancorp, Inc. of Pennsylvania                       11,816
  1,000    Pulaski Financial Corp.                                         6,700

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QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010    3
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================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           BANKS (CONCLUDED)
  2,475    Renasant Corp.                                           $     40,045
  1,448    Republic Bancorp, Inc., Class A                                27,280
  1,946    Republic First Bancorp, Inc. (a)                                7,531
  1,650    Riverview Bancorp, Inc. (a)                                     3,795
  1,300    Rockville Financial, Inc.                                      15,847
  5,100    Rodman & Renshaw Capital Group, Inc. (a)                       20,145
    900    Roma Financial Corp.                                           11,286
  2,000    Rome Bancorp, Inc.                                             16,520
  1,265    Royal Bancshares of Pennsylvania, Class A (a)                   3,125
  3,000    S&T Bancorp, Inc. (b)                                          62,700
  1,200    SCBT Financial Corp.                                           44,448
  5,805    SVB Financial Group (a)                                       270,861
  1,310    SY Bancorp, Inc.                                               29,802
  2,050    Sandy Spring Bancorp, Inc.                                     30,750
    703    Santander BanCorp (a)                                           8,626
    188    Savannah Bancorp, Inc.                                          2,000
  7,491    Seacoast Banking Corp. of Florida                              12,810
    850    Shore Bancshares, Inc.                                         12,113
    800    Sierra Bancorp                                                 10,312
  6,000    Signature Bank (a)                                            222,300
  2,800    Simmons First National Corp., Class A                          77,196
  5,200    Smithtown Bancorp, Inc. (b)                                    21,476
 49,735    The South Financial Group, Inc.                                34,382
  1,735    Southside Bancshares, Inc.                                     37,424
  4,200    Southwest Bancorp, Inc.                                        34,734
    132    Southwest Georgia Financial Corp.                               1,597
  1,425    State Bancorp, Inc.                                            11,215
  2,425    StellarOne Corp.                                               32,422
  2,605    Sterling Bancorp                                               26,180
 14,925    Sterling Bancshares, Inc.                                      83,281
 12,643    Sterling Financial Corp. (a)(b)                                 7,207
  1,200    Suffolk Bancorp                                                36,852
    785    Summit Financial Group, Inc.                                    3,022
  2,109    Sun Bancorp, Inc. (a)                                           8,309
  2,362    Superior Bancorp (a)                                            7,488
 14,000    Susquehanna Bancshares, Inc.                                  137,340
 56,427    Synovus Financial Corp. (b)                                   185,645
 17,090    TCF Financial Corp.                                           272,415
    100    TF Financial Corp.                                              1,909
 10,500    TFS Financial Corp.                                           140,175
    200    Teche Holding Co.                                               6,580
  6,200    Texas Capital Bancshares, Inc. (a)                            117,738
  1,100    TierOne Corp. (a)                                                 352
    915    Tompkins Trustco, Inc.                                         33,379
    600    Tower Bancorp, Inc.                                            16,062
  2,600    Towne Bank (b)                                                 36,296
  1,600    Trico Bancshares                                               31,840
  8,360    TrustCo Bank Corp. NY                                          51,581
  8,200    Trustmark Corp.                                               200,326
  3,920    UMB Financial Corp.                                           159,152
 13,466    Umpqua Holdings Corp.                                         178,559
  1,450    Union First Market Bankshares Corp.                            21,895
    336    United Bancorp, Inc.                                            2,822
  6,700    United Bankshares, Inc. (b)                                   175,674
 15,380    United Community Banks, Inc. (a)                               67,826
  3,252    United Community Financial Corp. (a)                            4,911
  1,100    United Financial Bancorp, Inc.                                 15,378
  1,108    United Security Bancshares (a)                                  5,485
  2,860    United Western Bancorp, Inc.                                    4,376
  1,400    Univest Corp. of Pennsylvania                                  26,166
 20,022    Valley National Bancorp (b)                                   307,738
  2,100    ViewPoint Financial Group                                      34,041
  4,570    Virginia Commerce Bancorp (a)                                  30,390
    205    W Holding Co., Inc. (a)(b)                                      2,052
  1,800    WSFS Financial Corp.                                           70,200
    200    WVS Financial Corp.                                             2,800
  4,000    Washington Banking Co.                                         50,360
 15,721    Washington Federal, Inc.                                      319,451
  1,300    Washington Trust Bancorp, Inc.                                 24,232
    600    Waterstone Financial, Inc. (a)                                  2,172
    151    Wayne Savings Bancshares, Inc.                                  1,276
  8,973    Webster Financial Corp.                                       156,938
  2,789    WesBanco, Inc.                                                 45,349
    840    West Bancorp., Inc.                                             5,527
  7,862    West Coast Bancorp                                             20,284
  4,200    Westamerica Bancorp. (b)                                      242,130
  6,400    Western Alliance Bancorp (a)                                   36,416
  4,000    Westfield Financial, Inc.                                      36,760
 14,125    Whitney Holding Corp.                                         194,784
  9,200    Wilmington Trust Corp. (b)                                    152,444
  4,000    Wilshire Bancorp, Inc.                                         44,120
  3,850    Wintrust Financial Corp.                                      143,258
  1,200    Yardkin Valley Financial Corp.                                  5,160
                                                                    ------------
                                                                      16,538,846
                                                                    ------------
           BEVERAGES -- 0.3%
  1,300    Boston Beer Co., Inc., Class A (a)                             67,938
  7,493    Central European Distribution Corp. (a)                       262,330
    400    Coca-Cola Bottling Co. Consolidated                            23,464
  8,500    Hansen Natural Corp. (a)                                      368,730
  6,000    Jamba, Inc. (a)                                                16,320
  4,200    Jones Soda Co. (a)                                              2,721
  2,160    National Beverage Corp.                                        24,019
      1    PepsiCo, Inc.                                                      48
  5,200    Reddy Ice Holdings, Inc. (a)                                   24,024
    971    Willamette Valley Vineyards, Inc. (a)                           3,438
                                                                    ------------
                                                                         793,032
                                                                    ------------
           CHEMICALS -- 2.7%
  7,425    Aceto Corp.                                                    44,847
 12,400    Albemarle Corp.                                               528,612
  1,300    American Vanguard Corp.                                        10,595

--------------------------------------------------------------------------------
4    QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           CHEMICALS (CONCLUDED)
  2,700    Arch Chemicals, Inc.                                     $     92,853
  8,700    Ashland, Inc.                                                 459,099
  3,000    Balchem Corp.                                                  73,950
  7,300    Cabot Corp.                                                   221,920
  8,000    Calgon Carbon Corp. (a)                                       136,960
  3,100    Cambrex Corp. (a)                                              12,555
 18,600    Celanese Corp., Series A                                      592,410
  6,900    Cytec Industries, Inc.                                        322,506
 10,950    Ferro Corp.                                                    96,250
    256    Georgia Gulf Corp. (a)                                          4,733
  5,300    H.B. Fuller Co.                                               123,013
  2,400    Hawkins, Inc. (b)                                              58,080
 22,000    Huntsman Corp.                                                265,100
  5,600    ICO, Inc.                                                      45,248
  3,200    Innophos Holdings, Inc.                                        89,280
  1,950    KMG Chemicals, Inc.                                            34,281
  2,200    Koppers Holdings, Inc.                                         62,304
    482    Kronos Worldwide, Inc. (a)                                      7,061
  3,500    LSB Industries, Inc. (a)                                       53,340
  8,915    Lubrizol Corp.                                                817,684
  1,580    Material Sciences Corp. (a)                                     3,255
  2,500    Metabolix, Inc. (a)                                            30,450
  2,900    Minerals Technologies, Inc.                                   150,336
 19,200    The Mosaic Co.                                              1,166,784
    900    NL Industries, Inc.                                             7,722
  3,000    Nanophase Technologies Corp. (a)                                5,700
  1,520    NewMarket Corp.                                               156,545
  4,200    OM Group, Inc. (a)                                            142,296
  8,792    Olin Corp.                                                    172,499
  3,966    Omnova Solutions, Inc. (a)                                     31,133
  2,100    Penford Corp. (a)                                              21,525
  9,500    PolyOne Corp. (a)                                              97,280
  2,147    Polypore International, Inc. (a)                               37,487
  2,100    Quaker Chemical Corp.                                          56,931
 17,900    RPM International, Inc.                                       381,986
 30,300    Rentech, Inc. (a)                                              31,209
  5,700    Rockwood Holdings, Inc. (a)                                   151,734
  4,000    Schulman A, Inc.                                               97,880
  3,400    Senomyx, Inc. (a)                                              11,135
  5,200    Sensient Technologies Corp.                                   151,112
 15,097    Solutia, Inc. (a)                                             243,213
  3,400    Spartech Corp. (a)                                             39,780
  1,300    Stepan Co.                                                     72,657
    429    TOR Minerals International, Inc. (a)                            1,926
 12,200    Terra Industries, Inc.                                        558,272
  2,500    Tredegar Corp.                                                 42,700
  1,338    Valhi, Inc.                                                    26,332
  7,200    W.R. Grace & Co. (a)                                          199,872
  2,100    Westlake Chemical Corp.                                        54,159
  2,018    Zagg, Inc. (a)                                                  5,711
  2,000    Zep, Inc.                                                      43,760
  5,700    Zoltek Cos., Inc. (a)(b)                                       54,948
                                                                    ------------
                                                                       8,401,010
                                                                    ------------
           CONSTRUCTION & MATERIALS -- 2.2%
  3,500    A.O. Smith Corp.                                              183,995
  1,550    Aaon, Inc.                                                     35,061
  4,900    Acuity Brands, Inc.                                           206,829
 10,166    Advanced Environmental Recycling
             Technologies, Inc., Class A (a)                               4,066
    200    American Biltrite, Inc. (a)                                       604
  2,000    American DG Energy, Inc. (a)                                    5,980
  1,000    American Woodmark Corp.                                        19,390
  1,500    Ameron International Corp.                                     94,335
  5,200    Apogee Enterprises, Inc.                                       82,212
    900    Argan, Inc. (a)                                                11,700
  2,098    Armstrong World Industries, Inc. (a)                           76,178
    102    Baran Group Ltd. (a)                                              816
  2,000    BlueLinx Holdings, Inc. (a)                                     7,620
  5,290    Builders FirstSource, Inc. (a)                                 16,664
  9,300    EMCOR Group, Inc. (a)                                         229,059
  5,020    Eagle Materials, Inc.                                         133,231
  3,400    Generac Holdings, Inc. (a)                                     47,634
  3,400    Gibraltar Industries, Inc. (a)                                 42,874
  4,650    Granite Construction, Inc.                                    140,523
  6,000    Great Lakes Dredge & Dock Corp.                                31,500
  5,628    Griffon Corp. (a)                                              70,125
  7,500    Headwaters, Inc. (a)                                           34,425
  3,400    Hill International, Inc. (a)                                   19,822
  4,224    Insituform Technologies, Inc., Class A (a)                    112,401
  1,900    Insteel Industries, Inc.                                       20,311
  1,500    Integrated Electrical Services, Inc. (a)                        8,475
 19,570    KBR, Inc.                                                     433,671
  1,400    L.B. Foster Co., Class A (a)                                   40,446
  2,100    Layne Christensen Co. (a)                                      56,091
  7,300    Lennox International, Inc.                                    323,536
 17,041    Louisiana-Pacific Corp. (a)                                   154,221
 22,186    MDU Resources Group, Inc.                                     478,774
  3,600    MYR Group, Inc. (a)                                            58,716
  6,000    Martin Marietta Materials, Inc.                               501,300
 28,800    McDermott International, Inc. (a)                             775,296
 16,000    Mueller Water Products, Inc., Series A                         76,480
  1,240    NCI Building Systems, Inc. (a)                                 13,690
  1,200    Northwest Pipe Co. (a)                                         26,220
    500    Omega Flex, Inc.                                                5,250
  4,600    Orion Marine Group, Inc. (a)                                   83,030
 14,004    Owens Corning, Inc. (a)                                       356,262
  3,299    PGT, Inc. (a)                                                   5,971
  2,700    Pike Electric Corp. (a)                                        25,164
  6,250    Quanex Building Products Corp.                                103,312
 11,300    Shaw Group, Inc. (a)                                          388,946
  4,100    Simpson Manufacturing Co., Inc.                               113,816
  2,600    Sterling Construction Co., Inc. (a)                            40,872
  1,273    TRC Cos., Inc. (a)                                              3,730
  3,400    Texas Industries, Inc. (b)                                    116,178
  1,800    Trex Co., Inc. (a)(b)                                          38,322
  3,200    Tutor Perini Corp. (a)                                         69,600
  7,600    USG Corp. (a)(b)                                              130,416

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010    5

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           CONSTRUCTION & MATERIALS (CONCLUDED)
  5,600    U.S. Concrete, Inc. (a)                                  $      2,128
  3,200    Universal Forest Products, Inc.                               123,264
  3,100    Valmont Industries, Inc.                                      256,773
 11,300    Valspar Corp.                                                 333,124
  3,700    Watsco, Inc.                                                  210,456
  3,200    Watts Water Technologies, Inc., Class A                        99,392
                                                                    ------------
                                                                       7,080,277
                                                                    ------------
           ELECTRICITY -- 2.0%
  3,100    Allete, Inc.                                                  103,788
 15,000    Alliant Energy Corp.                                          498,900
  4,000    Black Hills Corp.                                             121,400
  1,700    CH Energy Group, Inc.                                          69,428
 48,100    Calpine Corp. (a)                                             571,909
  1,600    Central Vermont Public Service Corp.                           32,272
  6,700    Cleco Corp.                                                   177,885
 18,580    Covanta Holding Corp. (a)                                     309,543
 15,635    DPL, Inc.                                                     425,116
 54,900    Dynegy, Inc., Class A (a)                                      69,174
  5,500    El Paso Electric Co. (a)                                      113,300
  5,800    The Empire District Electric Co.                              104,516
 18,812    Great Plains Energy, Inc.                                     349,339
 12,120    Hawaiian Electric Industries, Inc.                            272,094
  6,800    IDACORP, Inc.                                                 235,416
  6,800    ITC Holdings Corp.                                            374,000
  2,400    MGE Energy, Inc.                                               84,864
 18,700    Mirant Corp. (a)                                              203,082
 14,100    NSTAR                                                         499,422
 32,400    NV Energy, Inc.                                               399,492
  4,200    NorthWestern Corp.                                            112,602
  2,000    Ormat Technologies, Inc.                                       56,280
 11,200    Portland General Electric Co.                                 216,272
 46,600    RRI Energy, Inc. (a)                                          171,954
  2,933    UIL Holdings Corp.                                             80,657
 17,000    US Geothermal, Inc. (a)(b)                                     15,470
  5,100    Unisource Energy Corp.                                        160,344
    900    Unitil Corp.                                                   20,925
 15,125    Westar Energy, Inc.                                           337,287
                                                                    ------------
                                                                       6,186,731
                                                                    ------------
           ELECTRONIC & ELECTRICAL EQUIPMENT -- 3.4%
  4,300    A123 Systems, Inc. (a)(b)                                      59,082
  6,863    AVX Corp.                                                      97,455
  2,300    AZZ, Inc.                                                      77,855
 13,477    Active Power, Inc. (a)                                         10,916
  3,700    ActivIdentity Corp. (a)                                        10,508
     40    Adept Technology, Inc. (a)                                        187
 10,600    Advanced Battery Technologies, Inc. (a)                        41,340
    458    Allied Motion Technologies, Inc. (a)                            1,649
  8,900    Altair Nanotechnologies, Inc. (a)(b)                            6,408
  1,500    American Science & Engineering, Inc.                          112,380
  5,900    American Superconductor Corp. (a)(b)                          170,510
 13,315    Ametek, Inc.                                                  552,040
  1,700    Anaren, Inc. (a)                                               24,208
  4,500    Anixter International, Inc. (a)                               210,825
 14,500    Arrow Electronics, Inc. (a)                                   436,885
 18,464    Avnet, Inc. (a)                                               553,920
  2,400    Badger Meter, Inc.                                             92,424
  4,800    Baldor Electric Co.                                           179,520
 11,511    Beacon Power Corp. (a)                                          5,170
    777    Bel Fuse, Inc.                                                 15,657
  5,100    Belden, Inc.                                                  140,046
  7,184    Benchmark Electronics, Inc. (a)                               148,996
  5,300    Brady Corp.                                                   164,936
  2,800    C&D Technologies, Inc. (a)(b)                                   4,480
  6,800    CTS Corp.                                                      64,056
 37,000    Capstone Turbine Corp. (a)(b)                                  46,990
  4,300    Checkpoint Systems, Inc. (a)                                   95,116
  7,100    Cogent, Inc. (a)                                               72,420
  4,085    Cognex Corp.                                                   75,532
  3,800    Coherent, Inc. (a)                                            121,448
  2,892    Coleman Cable, Inc. (a)                                        14,286
 11,216    CommScope, Inc. (a)                                           314,272
  4,500    Comverge, Inc. (a)                                             50,895
  1,100    Cyberoptics Corp. (a)                                          10,274
  3,627    DDi Corp. (a)                                                  20,565
  4,200    Daktronics, Inc.                                               32,004
    588    Digital Angel Corp. (a)                                           353
  2,000    Dionex Corp. (a)                                              149,560
  2,800    ESCO Technologies, Inc.                                        89,068
  3,800    Echelon Corp. (a)                                              34,086
  1,058    Electro Rent Corp.                                             13,892
  3,400    Electro Scientific Industries, Inc. (a)                        43,554
  2,527    Encore Wire Corp.                                              52,562
  2,800    EnerNOC, Inc. (a)                                              83,104
  6,400    EnerSys (a)                                                   157,824
  6,000    FEI Co. (a)                                                   137,460
  2,200    Faro Technologies, Inc. (a)                                    56,650
  7,000    General Cable Corp. (a)                                       189,000
 14,100    GrafTech International Ltd. (a)                               192,747
  2,800    Greatbatch, Inc. (a)                                           59,332
  2,400    Houston Wire & Cable Co.                                       27,792
  6,871    Hubbell, Inc., Class B                                        346,505
  2,800    II-VI, Inc. (a)                                                94,752
  3,000    IPG Photonics Corp. (a)                                        44,400
  3,600    Intevac, Inc. (a)                                              49,752
    747    IntriCon Corp. (a)                                              2,861
  5,300    Itron, Inc. (a)                                               384,621
  1,895    Keithley Instruments, Inc.                                     12,507
  8,851    L-1 Identity Solutions, Inc. (a)                               79,039
  2,950    LSI Industries, Inc.                                           20,119
  1,100    LaBarge, Inc. (a)                                              12,155
  1,000    Landauer, Inc.                                                 65,220
  2,456    LeCroy Corp. (a)                                               12,206
  1,548    Lightpath Technologies, Inc., Class A (a)                       3,359
  1,658    Lime Energy Co. (a)                                             7,544

--------------------------------------------------------------------------------
6    QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           ELECTRONIC & ELECTRICAL EQUIPMENT (CONCLUDED)
  2,413    Littelfuse, Inc. (a)                                     $     91,718
  1,900    MTS Systems Corp.                                              55,157
    450    Mace Security International, Inc. (a)                             392
  3,162    Magnetek, Inc. (a)                                              5,312
  2,900    Maxwell Technologies, Inc. (a)                                 35,931
  1,500    Measurement Specialties, Inc. (a)                              22,065
  4,300    Methode Electronics, Inc.                                      42,570
  4,100    Mettler Toledo International, Inc. (a)                        447,720
  7,600    Microvision, Inc. (a)(b)                                       21,432
  2,100    Multi-Fineline Electronix, Inc. (a)                            54,096
  2,900    NU Horizons Electronics Corp. (a)                               9,309
    918    NVE Corp. (a)                                                  41,585
  3,700    Napco Security Technologies, Inc. (a)                           8,510
  7,100    National Instruments Corp.                                    236,785
  4,700    Newport Corp. (a)                                              58,750
  2,800    OSI Systems, Inc. (a)                                          78,540
  2,600    Orion Energy Systems, Inc. (a)                                 12,740
  2,050    Park Electrochemical Corp.                                     58,917
  3,093    Planar Systems, Inc. (a)                                        8,629
  5,800    Plexus Corp. (a)                                              208,974
  1,800    Powell Industries, Inc. (a)                                    58,554
 14,300    Power-One, Inc. (a)                                            60,346
 14,400    Powerwave Technologies, Inc. (a)(b)                            18,000
  4,505    Regal-Beloit Corp.                                            267,642
  3,696    Research Frontiers, Inc. (a)(b)                                10,460
  3,800    Richardson Electronics Ltd.                                    30,210
  5,000    Rofin-Sinar Technologies, Inc. (a)                            113,100
  2,000    Rogers Corp. (a)                                               58,020
  1,600    Rubicon Technology, Inc. (a)                                   32,320
 11,233    Sanmina-SCI Corp. (a)                                         185,345
 15,400    SatCon Technology Corp. (a)                                    37,422
    400    Servotronics, Inc.                                              3,284
    154    Sielox, Inc. (a)                                                    3
  1,200    Sigmatron International, Inc. (a)                               6,432
  1,000    Spectrum Control, Inc. (a)                                     11,690
  7,068    Synthesis Energy Systems, Inc. (a)                              7,068
  6,900    TTM Technologies, Inc. (a)                                     61,272
  4,500    Technitrol, Inc.                                               23,760
  2,013    Technology Research Corp.                                       9,703
  6,265    Thomas & Betts Corp. (a)                                      245,839
    800    Tollgrade Communications, Inc. (a)                              5,032
 16,434    Trimble Navigation Ltd. (a)                                   471,984
  1,300    UQM Technologies, Inc. (a)                                      5,473
  2,200    Ultralife Batteries, Inc. (a)                                   8,822
  3,500    Universal Display Corp. (a)                                    41,195
 10,100    Valence Technology, Inc. (a)                                    8,585
  5,453    Veeco Instruments, Inc. (a)                                   237,205
    302    Viasystems Group, Inc. (a)                                      6,562
  3,800    Vicor Corp. (a)                                                52,478
 19,761    Vishay Intertechnology, Inc. (a)                              202,155
  6,100    WESCO International, Inc. (a)                                 211,731
  2,299    X-Rite, Inc. (a)                                                6,966
  7,054    Zebra Technologies Corp., Class A (a)                         208,798
  1,700    Zygo Corp. (a)                                                 15,691
                                                                    ------------
                                                                      10,679,558
                                                                    ------------
           FINANCIAL SERVICES -- 3.3%
  5,500    Advance America, Cash Advance Centers, Inc.                    32,010
  5,700    Affiliated Managers Group, Inc. (a)                           450,300
    800    American Physicians Service Group, Inc.                        20,000
  7,924    AmeriCredit Corp. (a)                                         188,274
  2,168    Ampal-American Israel Corp., Class A (a)                        6,027
  4,400    Artio Global Investors, Inc.                                  108,856
  2,100    Asset Acceptance Capital Corp. (a)                             13,251
  1,600    Asta Funding, Inc.                                             11,264
  4,100    BGC Partners, Inc.                                             25,051
  5,500    BlackRock, Inc. (d)                                         1,197,680
  6,481    Broadpoint Gleacher Securities, Inc. (a)                       25,924
 25,800    CIT Group, Inc. (a)                                         1,005,168
  2,200    Calamos Asset Management, Inc., Class A                        31,548
  4,000    Cash America International, Inc.                              157,920
  1,132    Cohen & Co., Inc. (a)                                           6,385
  1,900    Cohen & Steers, Inc.                                           47,424
  5,400    CompuCredit Hldgs Corp. (b)                                    27,864
  2,400    Cowen Group, Inc., Class A (a)                                 13,584
    577    Credit Acceptance Corp. (a)                                    23,796
    890    Deerfield Capital Corp. (a)                                     5,224
    300    Diamond Hill Investments Group                                 20,580
  2,600    Dollar Financial Corp. (a)                                     62,556
  2,000    Duff & Phelps Corp.                                            33,480
 14,100    Eaton Vance Corp.                                             472,914
  2,700    Encore Capital Group, Inc. (a)                                 44,415
  2,300    Epoch Holding Corp.                                            25,967
  1,500    Evercore Partners, Inc., Class A                               45,000
  7,000    Ezcorp, Inc. (a)                                              144,200
139,800    Fannie Mae (a)(b)                                             146,790
  2,627    Federal Agricultural Mortgage Corp., Class B (b)               29,764
 31,064    Fidelity National Title Group, Inc., Class A                  460,369
  4,300    First Cash Financial Services, Inc. (a)                        92,751
  6,200    The First Marblehead Corp. (a)                                 17,608
 82,701    Freddie Mac (a)(b)                                            105,030
    700    GAMCO Investors, Inc., Class A                                 31,850
  6,400    GFI Group, Inc.                                                36,992
 21,859    GLG Partners, Inc. (a)                                         67,107
  3,600    Greenhill & Co., Inc.                                         295,524

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010    7

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           FINANCIAL SERVICES (CONCLUDED)
  6,800    Interactive Brokers Group, Inc., Class A (a)             $    109,820
  2,330    International Assets Holding Corp., Inc. (a)                   34,880
  1,876    Intersections, Inc. (a)                                         7,767
  6,400    Investment Technology Group, Inc. (a)                         106,816
  3,400    JMP Group, Inc.                                                28,900
 13,200    Jefferies Group, Inc., New Shares (b)                         312,444
  3,700    KBW, Inc. (a)                                                  99,530
 13,700    Knight Capital Group, Inc., Class A (a)                       208,925
  5,581    Ladenburg Thalmann Financial Services, Inc. (a)                 5,246
 15,700    MF Global Holdings Ltd. (a)                                   126,699
 15,982    MGIC Investment Corp. (a)(b)                                  175,323
 12,523    MSCI, Inc. (a)                                                452,080
  2,295    MarketAxess Holdings, Inc.                                     36,100
  2,800    Marlin Business Services, Inc. (a)                             28,420
  2,800    Medallion Financial Corp.                                      22,288
  2,107    Merriman Curhan Ford Group, Inc. (a)                            1,475
  1,203    MicroFinancial, Inc.                                            4,644
  5,930    MoneyGram International, Inc. (a)                              22,593
  4,200    National Financial Partners Corp. (a)                          59,220
  3,500    Nelnet, Inc., Class A                                          64,960
  2,900    NewStar Financial, Inc. (a)                                    18,502
 10,000    Ocwen Financial Corp. (a)                                     110,900
  5,400    optionsXpress Holdings, Inc.                                   87,966
 10,312    The PMI Group, Inc. (a)(b)                                     55,891
  2,700    Penson Worldwide, Inc. (a)                                     27,189
  2,000    Pico Holdings, Inc. (a)                                        74,380
  2,845    Piper Jaffray Cos. (a)                                        114,654
  1,700    Portfolio Recovery Associates, Inc. (a)                        93,279
  3,200    Primus Guaranty Ltd. (a)                                       13,440
    870    Pzena Investment Management, Inc., Class A (a)                  6,638
 10,392    Radian Group, Inc. (b)                                        162,531
 11,750    Raymond James Financial, Inc.                                 314,195
  1,000    Resource America, Inc., Class A                                 4,800
    966    Rewards Network, Inc.                                          12,944
 19,172    SEI Investments Co.                                           421,209
  6,065    SWS Group, Inc.                                                69,929
  2,233    Safeguard Scientifics, Inc. (a)                                29,029
  3,800    Sanders Morris Harris Group, Inc.                              23,522
  3,300    Siebert Financial Corp. (a)                                     7,755
  3,600    Stewart Information Services Corp.                             49,680
  3,500    Stifel Financial Corp. (a)                                    188,125
    420    Student Loan Corp.                                             14,923
 31,530    TD Ameritrade Holding Corp. (a)                               600,962
  2,800    Thomas Weisel Partners Group, Inc. (a)                         10,976
  8,000    TradeStation Group, Inc. (a)                                   56,080
  1,743    Tree.com, Inc. (a)                                             15,948
  2,900    Triad Guaranty, Inc. (a)(b)                                     1,102
  1,600    U.S. Global Investors, Inc.                                    15,824
    435    Virtus Investment Partners, Inc. (a)                            9,065
 10,500    Waddell & Reed Financial, Inc., Class A                       378,420
    700    Westwood Holdings Group, Inc.                                  25,760
    200    Wilhelmina International, Inc. (a)                                 19
  2,400    World Acceptance Corp. (a)(b)                                  86,592
                                                                    ------------
                                                                      10,540,806
                                                                    ------------
           FIXED LINE TELECOMMUNICATIONS -- 0.7%
  7,300    8x8, Inc. (a)                                                  10,731
  2,900    AboveNet, Inc. (a)                                            147,117
  9,000    Alaska Communications Systems Group, Inc.                      73,080
  4,700    Arbinet-Thexchange, Inc. (a)                                    9,447
  4,800    Cbeyond Communications, Inc. (a)                               65,664
 22,800    Cincinnati Bell, Inc. (a)                                      77,748
  4,584    Consolidated Communications Holdings, Inc.                     86,913
  3,400    General Communication, Inc., Class A (a)                       19,618
  2,752    Global Crossing Ltd. (a)                                       41,693
  4,600    HickoryTech Corp.                                              40,618
  5,333    IDT Corp., Class B (a)                                         34,558
  5,600    Iowa Telecommunications Services, Inc.                         93,520
199,520    Level 3 Communications, Inc. (a)                              323,222
    300    NET2000 Communications, Inc. (a)                                    -
 18,000    PAETEC Holding Corp. (a)                                       84,240
  4,500    RCN Corp. (a)                                                  67,860
    800    SureWest Communications (a)                                     6,872
 19,200    TW Telecom, Inc. (a)                                          348,480
 39,655    Virgin Media, Inc.                                            684,445
 11,578    Vonage Holdings Corp. (a)(b)                                   15,630
  1,500    Warwick Valley Telephone Co.                                   21,345
                                                                    ------------
                                                                       2,252,801
                                                                    ------------
           FOOD & DRUG RETAILERS -- 0.5%
    200    Arden Group, Inc., Class A                                     21,256
  7,500    Casey's General Stores, Inc.                                  235,500
  1,200    Core-Mark Holdings Co., Inc. (a)                               36,732
    500    Dairy Mart Convenience Stores, Inc. (a)                             -
  3,673    drugstore.com, Inc. (a)                                        13,113
  4,820    The Great Atlantic & Pacific Tea Co., Inc. (a)(b)              36,969
  3,300    Ingles Markets, Inc., Class A                                  49,599
  1,520    Nash Finch Co.                                                 51,148
 14,200    Omnicare, Inc.                                                401,718
  4,500    The Pantry, Inc. (a)                                           56,205
  4,215    PetMed Express, Inc. (b)                                       93,447
 69,100    Rite Aid Corp. (a)(b)                                         103,650

--------------------------------------------------------------------------------
8    QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           FOOD & DRUG RETAILERS (CONCLUDED)
  6,300    Ruddick Corp.                                            $    199,332
  4,800    Spartan Stores, Inc.                                           69,216
  4,300    United Natural Foods, Inc. (a)                                120,959
    100    Village Super Market, Inc., Class A                             2,803
  1,100    Vitamin Shoppe, Inc. (a)                                       24,695
  1,200    Weis Markets, Inc.                                             43,632
  5,700    Winn-Dixie Stores, Inc. (a)                                    71,193
                                                                    ------------
                                                                       1,631,167
                                                                    ------------
           FOOD PRODUCERS -- 2.1%
    400    Alico, Inc.                                                    10,100
  3,400    American Italian Pasta Co., Class A (a)                       132,158
  3,000    The Andersons, Inc.                                           100,440
  5,500    B&G Foods, Inc., Class A                                       57,640
    500    Bridgford Foods Corp.                                           6,315
 16,194    Bunge Ltd.                                                    998,036
    336    Cagles, Inc., Class A (a)                                       2,016
  1,500    Cal-Maine Foods, Inc.                                          50,835
  1,300    Calavo Growers, Inc.                                           23,712
  4,902    Chiquita Brands International, Inc. (a)                        77,109
 10,300    Corn Products International, Inc.                             356,998
  8,900    Darling International, Inc. (a)                                79,744
 25,300    Del Monte Foods Co.                                           369,380
  2,800    Diamond Foods, Inc.                                           117,712
  4,300    Dole Food Co., Inc. (a)                                        50,955
    700    Farmer Bros. Co.                                               13,118
 12,018    Flowers Foods, Inc.                                           297,325
  4,700    Fresh Del Monte Produce, Inc. (a)                              95,175
    941    Golden Enterprises, Inc.                                        3,124
  5,200    Green Mountain Coffee Roasters, Inc. (a)(b)                   503,464
    600    Griffin Land & Nurseries, Inc.                                 17,430
  4,100    HQ Sustainable Maritime Industries, Inc. (a)                   24,600
  6,839    Hain Celestial Group, Inc. (a)                                118,657
    800    Harbinger Group, Inc. (a)                                       5,416
  8,200    Herbalife Ltd.                                                378,184
  2,712    Imperial Sugar Co., New Shares                                 42,063
  1,900    J&J Snack Foods Corp.                                          82,593
    700    John B. Sanfilippo & Son, Inc. (a)                             10,325
  3,100    Lancaster Colony Corp.                                        182,776
  3,500    Lance, Inc.                                                    80,955
  1,500    Lifeway Foods, Inc. (a)                                        17,805
  2,900    MGP Ingredients, Inc. (a)                                      22,272
  3,100    Mannatech, Inc.                                                10,354
  5,500    Martek Biosciences Corp. (a)                                  123,805
  1,611    Medifast, Inc. (a)                                             40,484
  6,600    NBTY, Inc. (a)                                                316,668
    900    Natures Sunshine Prods, Inc.                                    7,497
  6,400    Nu Skin Enterprises, Inc., Class A                            186,240
  1,400    Nutraceutical International Corp. (a)                          20,916
  4,700    Nutri/System, Inc. (b)                                         83,707
  1,400    Omega Protein Corp. (a)                                         8,050
  5,880    Pilgrims Pride Corp. (a)                                       62,563
  6,832    Ralcorp Holdings, Inc. (a)                                    463,073
  1,819    Reliv International, Inc.                                       5,275
  1,495    Rocky Mountain Chocolate Factory, Inc.                         13,754
  2,850    Sanderson Farms, Inc.                                         152,789
  3,700    Schiff Nutrition International, Inc.                           30,266
     40    Seaboard Corp.                                                 51,964
  2,000    Seneca Foods Corp. (a)                                         58,240
 11,700    Smart Balance, Inc. (a)                                        75,816
 18,858    Smithfield Foods, Inc. (a)                                    391,115
    400    Tasty Baking Co.                                                2,888
  2,281    Tootsie Roll Industries, Inc.                                  61,668
  3,512    TreeHouse Foods, Inc. (a)                                     154,071
  1,100    USANA Health Sciences, Inc. (a)                                34,551
                                                                    ------------
                                                                       6,684,186
                                                                    ------------
           FORESTRY & PAPER -- 0.3%
  3,086    Boise, Inc. (a)                                                18,917
  4,300    Buckeye Technologies, Inc. (a)                                 56,244
  1,774    Clearwater Paper Corp. (a)                                     87,369
  1,400    Deltic Timber Corp.                                            61,670
  5,208    Domtar Corp. (a)                                              335,447
  4,600    Kapstone Paper and Packaging Corp. (a)                         54,602
      4    MAXXAM, Inc. (a)                                                9,538
  2,900    Neenah Paper, Inc.                                             45,936
  4,900    P.H. Glatfelter Co.                                            71,001
  2,900    Verso Paper Corp. (a)                                           8,816
  5,400    Wausau Paper Corp.                                             46,116
                                                                    ------------
                                                                         795,656
                                                                    ------------
           GAS, WATER & MULTIUTILITIES -- 1.4%
  9,100    AGL Resources, Inc. (c)                                       351,715
  1,950    American States Water Co.                                      67,665
 12,910    American Water Works Co., Inc.                                280,922
 17,317    Aqua America, Inc.                                            304,260
    225    Artesian Resources Corp., Class A                               3,974
 10,800    Atmos Energy Corp.                                            308,556
  6,000    Avista Corp.                                                  124,260
  3,000    Cadiz, Inc. (a)                                                38,310
  3,200    California Water Service Group                                120,352
  1,280    Chesapeake Utilities Corp.                                     38,144
  1,000    Connecticut Water Service, Inc.                                23,270
    100    Delta Natural Gas Co., Inc.                                     2,940
    300    Energy, Inc.                                                    3,060
  3,100    The Laclede Group, Inc.                                       104,532
  1,366    Middlesex Water Co.                                            23,290
  8,337    National Fuel Gas Co.                                         421,435
  6,260    New Jersey Resources Corp.                                    235,126
  2,900    Northwest Natural Gas Co.                                     135,140
 11,000    PNM Resources, Inc.                                           137,830
  1,777    Pennichuck Corp.                                               41,777
 10,000    Piedmont Natural Gas Co.                                      275,800
    100    RGC Resources, Inc.                                             3,179

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010    9

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           GAS, WATER & MULTIUTILITIES (CONCLUDED)
  1,400    SJW Corp.                                                $     35,588
  4,600    South Jersey Industries, Inc.                                 193,154
  4,900    Southwest Gas Corp.                                           146,608
  6,771    Southwest Water Co.                                            70,689
 14,860    UGI Corp.                                                     394,384
  9,300    Vectren Corp.                                                 229,896
  7,100    WGL Holdings, Inc.                                            246,015
                                                                    ------------
                                                                       4,361,871
                                                                    ------------
           GENERAL INDUSTRIALS -- 1.2%
  1,300    AEP Industries, Inc. (a)                                       33,826
  7,400    Actuant Corp., Class A                                        144,670
  5,673    American International Industries, Inc. (a)                     5,900
  7,667    AptarGroup, Inc.                                              301,696
    694    Bway Holding Co. (a)                                           13,949
  7,147    Carlisle Cos., Inc.                                           272,301
  1,900    Colfax Corp. (a)                                               22,363
 21,500    Crown Holdings, Inc. (a)                                      579,640
  2,700    Graham Packaging Co., Inc. (a)                                 33,885
  9,032    Graphic Packaging Holding Co. (a)                              32,606
  4,226    Greif, Inc.                                                   232,092
  9,776    Harsco Corp.                                                  312,245
  3,800    Landec Corp. (a)                                               25,194
  1,300    Multi-Color Corp.                                              15,574
  2,278    Myers Industries, Inc.                                         23,873
  4,200    Otter Tail Corp.                                               92,232
 12,000    Packaging Corp. of America                                    295,320
  1,900    Raven Industries, Inc.                                         56,031
  4,900    Rock-Tenn Co., Class A                                        223,293
  3,700    Silgan Holdings, Inc.                                         222,851
 12,416    Sonoco Products Co.                                           382,289
 14,300    Temple-Inland, Inc.                                           292,149
  3,600    Trimas Corp. (a)                                               23,364
                                                                    ------------
                                                                       3,637,343
                                                                    ------------
           GENERAL RETAILERS -- 5.5%
  4,470    1-800-FLOWERS.COM, Inc., Class A (a)                           11,220
  4,266    99 Cents Only Stores (a)                                       69,536
  3,100    A.C. Moore Arts & Crafts, Inc. (a)                              9,083
  5,375    Aaron's, Inc. (c)                                             179,202
 12,800    Advance Auto Parts, Inc. (c)                                  536,576
 13,115    Aeropostale, Inc. (a)                                         378,105
    800    Amerco, Inc. (a)                                               43,432
  1,650    America's Car Mart, Inc. (a)                                   39,798
 21,165    American Eagle Outfitters, Inc.                               391,976
  3,000    American Public Education, Inc. (a)                           139,800
    900    Ancestry.com, Inc. (a)                                         15,255
  7,333    AnnTaylor Stores Corp. (a)                                    151,793
  4,600    Asbury Automotive Group, Inc. (a)                              61,180
  8,000    Autobytel, Inc. (a)                                             8,400
  7,477    BJ's Wholesale Club, Inc. (a)                                 276,574
  4,871    Barnes & Noble, Inc. (b)                                      105,311
  7,300    Beacon Roofing Supply, Inc. (a)                               139,649
  3,150    bebe Stores, Inc.                                              28,035
    700    Bidz.com, Inc. (a)                                              1,421
  3,700    Big 5 Sporting Goods Corp.                                     56,314
 42,600    Blockbuster, Inc., Class A (a)                                 10,757
  2,300    Blue Nile, Inc. (a)                                           126,546
  3,400    The Bon-Ton Stores, Inc.                                       45,356
  1,200    Books-A-Million, Inc.                                           8,688
  6,200    Borders Group, Inc. (a)                                        10,664
  1,329    Bridgepoint Education, Inc. (a)                                32,667
  4,700    Brown Shoe Co., Inc.                                           72,756
  3,725    The Buckle, Inc. (b)                                          136,931
  1,500    Build-A-Bear Workshop, Inc. (a)                                10,680
  6,400    Cabela's, Inc., Class A (a)(b)                                111,936
  2,300    Cache, Inc. (a)                                                12,673
  2,800    Cambium Learning Group, Inc. (a)                               11,200
  2,300    Capella Education Co. (a)                                     213,532
  8,668    Career Education Corp. (a)                                    274,256
 24,464    CarMax, Inc. (a)                                              614,536
  3,522    Casual Male Retail Group, Inc. (a)                             13,577
  4,150    The Cato Corp., Class A                                        88,976
 13,855    Charming Shoppes, Inc. (a)                                     75,648
  2,500    Chemed Corp.                                                  135,950
 21,200    Chico's FAS, Inc.                                             305,704
  2,844    The Children's Place Retail Stores, Inc. (a)                  126,700
  2,438    Christopher & Banks Corp.                                      19,504
  1,600    Citi Trends, Inc. (a)                                          51,904
  5,900    Clean Energy Fuels Corp. (a)(b)                               134,402
  7,470    Coldwater Creek, Inc. (a)                                      51,842
  7,300    Collective Brands, Inc. (a)                                   166,002
  1,870    Collectors Universe, Inc.                                      21,131
    800    Conn's, Inc. (a)                                                6,264
  9,346    Copart, Inc. (a)                                              332,718
 11,635    Corinthian Colleges, Inc. (a)(b)                              204,660
  4,700    Cost Plus, Inc. (a)                                             9,729
  1,200    CPI Corp.                                                      16,632
  1,988    DSW, Inc., Class A (a)                                         50,754
  5,199    dELiA*s, Inc. (a)                                               8,994
  1,200    Destination Maternity Corp. (a)                                30,792
  9,900    Dick's Sporting Goods, Inc. (a)                               258,489
  7,700    Dillard's, Inc., Class A (b)                                  181,720
  4,100    Dollar General Corp. (a)                                      103,525
 12,105    Dollar Tree, Inc. (a)                                         716,858
  9,221    Dress Barn, Inc. (a)                                          241,221
    600    Ediets.Com, Inc. (a)(b)                                           876
  2,800    Education Management Corp. (a)                                 61,320
  5,247    The Finish Line, Inc., Class A                                 85,631
 21,500    Foot Locker, Inc.                                             323,360
  7,450    Fred's, Inc.                                                   89,251
  7,900    GSI Commerce, Inc. (a)                                        218,593
  2,460    Gaiam, Inc.                                                    20,418
  5,410    Geeknet, Inc. (a)                                               8,115
  2,300    Genesco, Inc. (a)                                              71,323
  1,300    Grand Canyon Education, Inc. (a)                               33,982
  3,201    Group 1 Automotive, Inc. (a)                                  101,984
  7,000    Guess?, Inc.                                                  328,860
  4,400    Gymboree Corp. (a)                                            227,172
  4,623    HSN, Inc. (a)                                                 136,101

--------------------------------------------------------------------------------
10    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           GENERAL RETAILERS (CONCLUDED)
  2,100    Haverty Furniture Cos., Inc.                             $     34,272
  4,618    Hibbett Sports, Inc. (a)                                      118,128
  6,945    Hillenbrand, Inc.                                             152,721
  8,365    Hot Topic, Inc. (a)                                            54,372
  4,994    ITT Educational Services, Inc. (a)                            561,725
  1,300    Internet Brands, Inc., Class A (a)                             11,986
  6,200    J. Crew Group, Inc. (a)                                       284,580
  3,915    Jackson Hewitt Tax Service, Inc. (a)(b)                         7,830
  3,766    Jo-Ann Stores, Inc. (a)                                       158,097
  2,656    Jos. A. Bank Clothiers, Inc. (a)                              145,150
  2,669    K12, Inc. (a)                                                  59,278
  1,300    KAR Auction Services, Inc. (a)                                 19,578
  2,500    Kirkland's, Inc. (a)                                           52,500
    300    Lazare Kaplan International, Inc. (a)                             750
  1,800    Learning Tree International, Inc. (a)                          25,326
  2,900    Liquidity Services, Inc. (a)                                   33,466
  3,900    Lithia Motors, Inc., Class A (a)                               24,960
  2,200    Lumber Liquidators Holdings, Inc. (a)                          58,674
    668    Mac-Gray Corp.                                                  7,542
  4,200    MarineMax, Inc. (a)                                            45,192
  3,200    Matthews International Corp., Class A                         113,600
  5,100    Men's Wearhouse, Inc.                                         122,094
  2,200    Midas, Inc. (a)                                                24,816
  3,125    Monro Muffler, Inc.                                           111,750
  5,600    Navarre Corp. (a)                                              11,648
  6,420    NetFlix, Inc. (a)(b)                                          473,411
  2,600    New York & Co. (a)                                             12,454
    100    Nobel Learning Communities, Inc. (a)                              784
  9,849    OfficeMax, Inc. (a)                                           161,721
  1,500    OpenTable, Inc. (a)                                            57,195
  1,300    Overstock.com, Inc. (a)                                        21,125
  2,100    PC Mall, Inc. (a)                                              10,626
 11,081    Pacific Sunwear of California, Inc. (a)                        58,840
  7,100    Penske Auto Group, Inc. (a)                                   102,382
  5,000    The Pep Boys - Manny, Moe & Jack                               50,250
  4,900    Pet DRx Corp. (a)                                               1,617
 17,300    PetSmart, Inc.                                                552,908
 10,009    Pier 1 Imports, Inc. (a)                                       63,757
  1,430    Pre-Paid Legal Services, Inc. (a)                              54,125
  1,950    PriceSmart, Inc.                                               45,338
  1,600    The Princeton Review, Inc. (a)                                  5,584
  2,600    The Providence Service Corp. (a)                               39,494
  9,800    RealNetworks, Inc. (a)                                         47,334
  5,700    Regis Corp.                                                   106,476
  9,600    Rent-A-Center, Inc. (a)                                       227,040
  2,200    Retail Ventures, Inc. (a)                                      20,922
  5,350    Rollins, Inc.                                                 115,988
    800    Rue21, Inc. (a)                                                27,736
  3,850    Rush Enterprises, Inc., Class A (a)                            50,859
 17,824    Saks, Inc. (a)                                                153,286
  8,470    Sally Beauty Co., Inc. (a)                                     75,552
 28,900    Service Corp. International                                   265,302
  1,800    Shoe Carnival, Inc. (a)                                        41,148
  3,166    Shutterfly, Inc. (a)                                           76,269
  9,884    Signet Jewelers Ltd.                                          319,649
  3,900    Sonic Automotive, Inc. (a)                                     42,900
  7,700    Sotheby's Holdings, Inc., Class A                             239,393
  3,400    Stage Stores, Inc.                                             52,326
  2,650    Stamps.com, Inc. (a)                                           26,765
  2,600    Standard Parking Corp. (a)                                     42,692
  4,100    Stein Mart, Inc. (a)                                           37,023
 10,200    Stewart Enterprises, Inc., Class A                             63,750
  1,900    Strayer Education, Inc. (b)                                   462,688
  1,700    Susser Holdings Corp. (a)                                      14,365
  3,512    The Talbots, Inc. (b)                                          45,516
  3,500    Titan Machinery, Inc. (a)                                      47,915
  5,200    Tractor Supply Co.                                            301,860
  2,400    Trans World Entertainment Corp. (a)                             4,320
  6,452    Tuesday Morning Corp. (a)                                      42,519
  3,857    Ulta Salon Cosmetics & Fragrance, Inc. (a)                     87,245
 11,940    VCA Antech, Inc. (a)                                          334,678
  7,300    ValueVision Media, Inc., Class A (a)                           24,236
  3,750    Weight Watchers International, Inc.                            95,737
  1,600    West Marine, Inc. (a)                                          17,360
 12,975    The Wet Seal, Inc., Class A (a)                                61,761
 12,757    Williams-Sonoma, Inc.                                         335,382
    600    Winmark Corp. (a)                                              13,776
  1,984    Zale Corp. (a)                                                  5,436
  2,600    Zumiez, Inc. (a)                                               53,274
                                                                    ------------
                                                                      17,328,644
                                                                    ------------
           HEALTH CARE EQUIPMENT & SERVICES -- 6.2%
  1,600    AGA Medical Holdings, Inc. (a)                                 26,000
  7,200    AMERIGROUP Corp. (a)                                          239,328
  5,400    ATS Medical, Inc. (a)                                          14,040
  2,800    Abaxis, Inc. (a)                                               76,132
  3,700    Abiomed, Inc. (a)                                              38,221
  4,800    Accuray, Inc. (a)                                              29,232
    600    Addus HomeCare Corp. (a)                                        3,624
  1,476    AdvanSource Biomaterials Corp. (a)                                444
  1,600    Air Methods Corp. (a)                                          54,400
  8,388    Align Technology, Inc. (a)                                    162,224
  3,300    Alliance Healthcare Services, Inc. (a)                         18,546
  3,100    Allied Healthcare International, Inc. (a)                       8,432
  1,500    Almost Family, Inc. (a)                                        56,535
  3,275    Alphatec Holdings, Inc. (a)                                    20,862
  3,867    Amedisys, Inc. (a)(b)                                         213,536
  1,200    America Service Group, Inc.                                    19,308
 10,600    American Medical Systems Holdings, Inc. (a)                   196,948
  3,500    Amsurg Corp. (a)                                               75,565

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   11

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
  1,500    Analogic Corp.                                           $     64,095
  2,590    AngioDynamics, Inc. (a)                                        40,456
  1,400    Anika Therapeutics, Inc. (a)                                    9,982
  3,100    Animal Health International, Inc. (a)                           5,859
  2,100    ArthroCare Corp. (a)                                           62,412
  1,760    Assisted Living Concepts, Inc. (a)                             57,798
    200    Atrion Corp.                                                   28,608
  8,500    Beckman Coulter, Inc.                                         533,800
  2,345    Bio-Rad Laboratories, Inc., Class A (a)                       242,754
  2,200    Bio-Reference Labs, Inc. (a)                                   96,734
  3,435    Biolase Technology, Inc. (a)                                    6,698
  6,596    Bioscript, Inc. (a)                                            52,636
  1,365    BioSphere Medical, Inc. (a)                                     3,617
  1,600    Bovie Medical Corp. (a)                                        10,000
  6,300    Brookdale Senior Living, Inc. (a)                             131,229
  5,673    Bruker BioSciences Corp. (a)                                   83,109
  3,150    CONMED Corp. (a)                                               75,001
  2,600    Cantel Medical Corp.                                           51,610
  3,210    Cardiac Science Corp. (a)                                       6,003
  2,700    Cardica, Inc. (a)                                               5,184
  4,315    CardioNet, Inc. (a)                                            33,010
  5,600    Catalyst Health Solutions, Inc. (a)                           231,728
  6,500    Centene Corp. (a)                                             156,260
  8,600    Cepheid, Inc. (a)                                             150,328
  1,450    Chindex International, Inc. (a)                                17,125
  6,800    Clarient, Inc. (a)                                             17,816
  1,329    Clinical Data, Inc. (a)                                        25,783
 12,600    Community Health Systems, Inc. (a)                            465,318
  4,300    Conceptus, Inc. (a)                                            85,828
  7,800    Contiucare Corp. (a)                                           28,860
  5,943    The Cooper Cos., Inc.                                         231,064
  1,200    Corvel Corp. (a)                                               42,900
  8,600    Covance, Inc. (a)                                             527,954
  2,826    Cryo-Cell International, Inc. (a)                               3,702
  5,100    CryoLife, Inc. (a)                                             32,997
    900    Cutera, Inc. (a)                                                9,333
  4,000    Cyberonics, Inc. (a)                                           76,640
  2,200    Cynosure, Inc., Class A (a)                                    24,728
    700    Daxor Corp.                                                     7,721
  7,300    Delcath Systems, Inc. (a)(b)                                   59,130
  7,900    DexCom, Inc. (a)                                               76,867
  1,300    Dialysis Corp. of America (a)                                   8,073
    460    Dynacq Healthcare, Inc. (a)                                     1,357
  6,900    Edwards Lifesciences Corp. (a)                                682,272
  4,500    Electro-Optical Sciences, Inc. (a)(b)                          33,390
  2,900    Emergency Medical Services Corp. (a)                          163,995
  2,200    Emeritus Corp. (a)(b)                                          44,770
  6,200    Endologix, Inc. (a)                                            25,048
    500    The Ensign Group, Inc.                                          8,665
  4,775    eResearch Technology, Inc. (a)                                 32,995
  1,399    Escalon Medical Corp. (a)                                       2,140
  7,483    ev3, Inc. (a)                                                 118,680
  1,000    Exactech, Inc. (a)                                             20,970
    308    Five Star Quality Care, Inc. (a)                                  939
    692    Fonar Corp. (a)                                                 1,322
  2,900    Genoptix, Inc. (a)                                            102,921
  3,200    Gentiva Health Services, Inc. (a)                              90,496
    100    Gliatech, Inc. (a)                                                  -
  3,900    HMS Holdings Corp. (a)                                        198,861
  3,500    Haemonetics Corp. (a)                                         200,025
  5,400    Hanger Orthopedic Group, Inc. (a)                              98,172
  8,900    Hansen Medical, Inc. (a)                                       20,381
  5,100    Health Grades, Inc. (a)                                        32,436
 33,780    Health Management Associates, Inc., Class A (a)               290,508
 13,080    Health Net, Inc. (a)                                          325,300
  3,877    Healthcare Services Group, Inc.                                86,806
 10,900    HealthSouth Corp. (a)                                         203,830
  5,800    HealthSpring, Inc. (a)                                        102,080
  1,900    HealthTronics, Inc. (a)                                         6,802
  3,700    Healthways, Inc. (a)                                           59,459
 12,000    Henry Schein, Inc. (a)                                        706,800
  7,045    Hill-Rom Holdings, Inc.                                       191,694
 34,336    Hologic, Inc. (a)                                             636,589
  9,589    Hooper Holmes, Inc. (a)                                         8,342
  2,900    Hydron Technologies, Inc. (a)                                       1
 10,400    Hythiam, Inc. (a)                                               2,600
  2,500    ICU Medical, Inc. (a)                                          86,125
  2,300    IPC The Hospitalist Co., Inc. (a)                              80,753
  2,500    IRIS International, Inc. (a)                                   25,525
  7,432    Idexx Laboratories, Inc. (a)(b)                               427,712
  7,637    Immucor, Inc. (a)                                             170,992
  5,000    Insulet Corp. (a)                                              75,450
  2,300    Integra LifeSciences Holdings Corp. (a)                       100,809
  5,100    Invacare Corp.                                                135,354
 10,375    Inverness Medical Innovations, Inc. (a)                       404,106
  2,800    Kendle International, Inc. (a)                                 48,944
  2,400    Kensey Nash Corp. (a)                                          56,616
  3,890    Kindred Healthcare, Inc. (a)                                   70,214
  7,715    Kinetic Concepts, Inc. (a)                                    368,854
  4,084    LCA-Vision, Inc. (a)                                           33,979
  2,600    LHC Group, Inc. (a)                                            87,178
  1,088    Lectec Corp.                                                    3,373
  7,845    LifePoint Hospitals, Inc. (a)                                 288,539
  9,300    Lincare Holdings, Inc. (a)                                    417,384
  4,800    MAKO Surgical Corp. (a)(b)                                     64,704
  1,600    MEDTOX Scientific, Inc. (a)                                    16,400
  4,179    Magellan Health Services, Inc. (a)                            181,703
  5,700    Masimo Corp.                                                  151,335
  1,800    MedCath Corp. (a)                                              18,846
  1,800    Medical Action Industries, Inc. (a)                            22,086
  5,600    Mednax, Inc. (a)                                              325,864
  6,525    Meridian Bioscience, Inc.                                     132,914
  3,068    Merit Medical Systems, Inc. (a)                                46,787

--------------------------------------------------------------------------------
12    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           HEALTH CARE EQUIPMENT & SERVICES (CONCLUDED)
    300    Metropolitan Health Networks, Inc. (a)                   $        969
  2,700    Micrus Endovascular Corp. (a)                                  53,244
  1,800    Molina Healthcare, Inc. (a)                                    45,306
  2,154    NMT Medical, Inc. (a)                                           9,758
    200    Nanosphere, Inc. (a)                                              958
    150    National Dentex Corp. (a)                                       1,463
    600    National Healthcare Corp.                                      21,228
  3,100    Natus Medical, Inc. (a)                                        49,321
  2,418    Neogen Corp. (a)                                               60,692
  3,931    Neurometrix, Inc. (a)                                           7,430
  2,700    Nighthawk Radiology Holdings, Inc. (a)                          8,586
  5,600    NuVasive, Inc. (a)                                            253,120
  4,900    NxStage Medical, Inc. (a)                                      56,105
  1,299    OTIX Global, Inc. (a)                                           5,717
  5,650    Odyssey HealthCare, Inc. (a)                                  102,321
  3,800    Omnicell, Inc. (a)                                             53,314
  4,775    OraSure Technologies, Inc. (a)                                 28,316
  2,300    Orthofix International NV (a)                                  83,674
  8,420    Orthovita, Inc. (a)                                            35,869
  3,300    Osteotech, Inc. (a)                                            12,936
  5,400    Owens & Minor, Inc.                                           250,506
    300    PC Group, Inc. (a)                                                129
  9,000    PSS World Medical, Inc. (a)                                   211,590
  2,000    Palomar Medical Technologies, Inc. (a)                         21,720
  8,500    Parexel International Corp. (a)                               198,135
  3,423    PharMerica Corp. (a)                                           62,367
 15,300    Pharmaceutical Product Development, Inc.                      363,375
    125    Psychemedics Corp.                                                956
  7,732    Psychiatric Solutions, Inc. (a)                               230,414
  4,800    Quidel Corp. (a)                                               69,792
  3,482    RTI Biologics, Inc. (a)                                        15,077
  6,500    RadNet, Inc. (a)                                               20,670
  3,500    RehabCare Group, Inc. (a)                                      95,445
  1,900    Res-Care, Inc. (a)                                             22,781
  9,300    ResMed, Inc. (a)                                              591,945
  1,898    Retractable Technologies, Inc. (a)                              2,847
  1,700    Rochester Medical Corp. (a)                                    21,794
  3,200    Rockwell Medical Technologies, Inc. (a)(b)                     18,496
  4,100    Rural/Metro Corp. (a)                                          29,807
  1,655    SRI/Surgical Express, Inc. (a)                                  5,313
  1,600    Select Medical Holdings Corp. (a)                              13,504
  1,006    SenoRx, Inc. (a)                                                7,364
  4,691    Sirona Dental Systems, Inc. (a)                               178,399
  5,900    Skilled Healthcare Group, Inc., Class A (a)                    36,403
  2,500    Somanetics Corp. (a)                                           47,850
  3,000    SonoSite, Inc. (a)                                             96,330
  1,900    Sparta Surgical Corp. (a)                                           -
  3,800    Spectranetic Corp. (a)                                         26,258
  2,400    Staar Surgical Co. (a)                                          9,168
  2,600    Stereotaxis, Inc. (a)                                          13,026
  7,700    Steris Corp.                                                  259,182
  6,300    Sun Healthcare Group, Inc. (a)                                 60,102
  5,907    Sunrise Senior Living, Inc. (a)                                30,244
  1,800    SurModics, Inc. (a)                                            37,692
  3,600    Symmetry Medical, Inc. (a)                                     36,144
  3,465    Synergetics USA, Inc. (a)                                       5,717
  3,100    Synovis Life Technologies, Inc. (a)                            48,143
  8,500    SyntheMed, Inc. (a)                                               859
  1,700    Team Health Holdings, Inc. (a)                                 28,560
  4,700    Teleflex, Inc.                                                301,129
  4,533    Theragenics Corp. (a)                                           7,525
  8,000    ThermoGenesis Corp. (a)                                         5,601
  8,000    Thoratec Corp. (a)                                            267,600
  5,200    Tomotherapy, Inc. (a)                                          17,732
  1,100    Trans1, Inc. (a)                                                3,575
    200    Transcend Services, Inc. (a)                                    3,250
  1,400    Triple-S Management Corp. (a)                                  24,850
  1,600    US Physical Therapy, Inc. (a)                                  27,840
    400    Uluru, Inc. (a)                                                    67
  4,400    Universal American Financial Corp. (a)                         67,760
 12,600    Universal Health Services, Inc., Class B                      442,134
  2,686    Urologix, Inc. (a)                                              4,486
    800    Utah Medical Products, Inc.                                    22,504
  3,250    Varian, Inc. (a)                                              168,285
  1,500    Vascular Solutions, Inc. (a)                                   13,485
  1,600    Virtual Radiologic Corp. (a)                                   17,600
  6,400    Volcano Corp. (a)                                             154,624
  4,900    WellCare Health Plans, Inc. (a)                               146,020
  3,600    West Pharmaceutical Services, Inc.                            151,020
  6,200    Wright Medical Group, Inc. (a)                                110,174
  3,510    Zoll Medical Corp. (a)                                         92,524
                                                                    ------------
                                                                      19,585,535
                                                                    ------------
           HOUSEHOLD GOODS & HOME CONSTRUCTION -- 1.9%
  5,615    ACCO Brands Corp. (a)                                          43,011
  2,349    Bassett Furniture Industries, Inc. (a)                         13,248
  7,979    Beazer Homes USA, Inc. (a)                                     36,225
  3,352    Blount International, Inc. (a)                                 34,727
    675    Blyth, Inc.                                                    21,094
  8,000    Briggs & Stratton Corp.                                       156,000
  1,876    Brookfield Homes Corp. (a)(b)                                  16,396
    710    Cavco Industries, Inc. (a)                                     24,239
  7,058    Central Garden & Pet Co., Class A (a)                          64,651
  9,400    Church & Dwight Co., Inc.                                     629,330
  1,600    Compx International, Inc.                                      14,384
  4,512    Comstock Homebuilding Cos., Inc., Class A (a)                   4,963
  3,186    Dixie Group, Inc. (a)                                          15,771
  8,516    Energizer Holdings, Inc. (a)                                  534,464
  4,622    Ethan Allen Interiors, Inc.                                    95,352

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   13

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           HOUSEHOLD GOODS & HOME CONSTRUCTION (CONCLUDED)
    367    Flexsteel Industries, Inc.                               $      4,988
  1,100    Forward Industries, Inc. (a)                                    3,355
  4,400    Furniture Brands International, Inc. (a)                       28,292
  3,800    HNI Corp.                                                     101,194
  8,590    Herman Miller, Inc.                                           155,135
  1,900    hhgregg, Inc. (a)                                              47,956
  1,700    Hooker Furniture Corp.                                         27,336
  6,399    Hovnanian Enterprises, Inc., Class A (a)(b)                    27,836
  6,074    Interface, Inc., Class A                                       70,337
  2,100    iRobot Corp. (a)                                               31,836
 10,842    Jarden Corp.                                                  360,930
 10,134    KB Home                                                       169,745
  1,813    Kid Brands, Inc. (a)                                           15,682
  5,200    Knoll, Inc.                                                    58,500
    700    L.S. Starrett Co., Class A                                      7,245
  5,700    La-Z-Boy, Inc. (a)                                             71,478
  1,856    Libbey, Inc. (a)                                               22,884
  2,500    Lifetime Brands, Inc. (a)                                      29,500
  3,600    M/I Homes, Inc. (a)                                            52,740
  5,316    MDC Holdings, Inc.                                            183,987
  4,200    Meritage Homes Corp. (a)                                       88,200
  2,211    Middleby Corp. (a)                                            127,332
  6,864    Mohawk Industries, Inc. (a)                                   373,264
    730    NVR, Inc. (a)                                                 530,345
    500    National Presto Industries, Inc.                               59,455
    700    Oil-Dri Corp. of America                                       13,531
  3,989    Palm Harbor Homes, Inc. (a)                                     8,018
  5,756    Ryland Group, Inc.                                            129,165
  5,200    The Scotts Miracle-Gro Co.                                    241,020
  6,100    Sealy Corp. (a)(b)                                             21,350
  6,304    Select Comfort Corp. (a)                                       50,243
  1,000    Skyline Corp.                                                  18,600
 16,331    Standard-Pacific Corp. (a)                                     73,816
  2,400    Stanley Furniture Co., Inc. (a)                                24,384
  6,400    Steelcase, Inc., Class A                                       41,408
  9,900    Tempur-Pedic International, Inc. (a)                          298,584
 18,000    Toll Brothers, Inc. (a)                                       374,400
  7,655    Tupperware Corp.                                              369,124
  2,505    Virco Manufacturing Corp.                                       9,544
  1,900    WD-40 Co.                                                      62,377
                                                                    ------------
                                                                       6,088,971
                                                                    ------------
           INDUSTRIAL ENGINEERING -- 3.1%
 11,195    AGCO Corp. (a)                                                401,565
  1,400    Alamo Group, Inc.                                              27,986
  2,800    Albany International Corp., Class A                            60,284
  4,300    Altra Holdings, Inc. (a)                                       59,039
  1,800    American Railcar Industries, Inc.                              21,888
  2,038    Astec Industries, Inc. (a)                                     59,020
  5,684    Broadwind Energy, Inc. (a)                                     25,407
  2,800    Brush Engineered Materials, Inc. (a)                           63,196
  9,900    Bucyrus International, Inc.                                   653,301
  3,000    CIRCOR International, Inc.                                     99,630
  1,200    Cascade Corp.                                                  38,652
  3,417    Ceco Environmental Corp. (a)                                   12,438
    100    Chicago Rivet & Machine Co.                                     1,525
  5,800    Clarcor, Inc.                                                 200,042
  2,433    Columbus McKinnon Corp. (a)                                    38,612
  2,151    Commercial Vehicle Group, Inc. (a)                             15,315
  5,813    Crane Co.                                                     206,362
  8,919    Donaldson Co., Inc.                                           402,425
  1,400    Dynamic Materials Corp.                                        21,868
    300    The Eastern Co.                                                 4,062
  7,000    Energy Recovery, Inc. (a)                                      44,100
  2,200    EnPro Industries, Inc. (a)                                     63,976
  4,552    Federal Signal Corp.                                           41,014
  4,500    Flow International Corp. (a)                                   13,545
  2,200    Franklin Electric Co., Inc.                                    65,978
  2,500    Freightcar America, Inc.                                       60,400
  6,200    GATX Corp.                                                    177,630
  6,800    Gardner Denver, Inc.                                          299,472
  1,870    The Gorman-Rupp Co.                                            47,573
  7,068    Graco, Inc.                                                   226,176
  2,100    Graham Corp.                                                   37,779
  2,800    Greenbrier Cos., Inc. (a)                                      30,828
  2,900    H&E Equipment Services, Inc. (a)                               31,262
  1,900    Hardinge, Inc.                                                 17,100
  1,300    Hurco Companies, Inc. (a)                                      21,879
 10,086    IDEX Corp.                                                    333,847
  3,105    John Bean Technologies Corp.                                   54,462
 12,955    Joy Global, Inc.                                              733,253
    300    K-Tron International, Inc. (a)                                 44,991
    780    Kadant, Inc. (a)                                               11,240
  3,800    Kaydon Corp.                                                  142,880
 11,300    Kennametal, Inc.                                              317,756
  1,100    Key Technology, Inc. (a)                                       15,125
  2,800    Kimball International, Inc., Class B                           19,460
  5,695    Lincoln Electric Holdings, Inc.                               309,409
  2,000    Lindsay Manufacturing Co. (b)                                  82,820
  1,800    Lydall, Inc. (a)                                               14,130
  1,400    MFRI, Inc. (a)                                                  9,352
 16,600    Manitowoc Co.                                                 215,800
  1,700    Met-Pro Corp.                                                  16,660
  3,300    Mine Safety Appliances Co.                                     92,268
  3,700    Mueller Industries, Inc.                                       99,123
    649    NACCO Industries, Inc., Class A                                48,123
  3,590    NN, Inc. (a)                                                   19,745
  7,400    Navistar International Corp. (a)                              331,002
  3,705    Nordson Corp.                                                 251,644
 10,978    Oshkosh Corp.                                                 442,853
  1,583    PMFG, Inc. (a)                                                 20,943
 12,145    Pentair, Inc.                                                 432,605
  3,200    Robbins & Myers, Inc.                                          76,224
  6,748    SPX Corp.                                                     447,527
  1,100    Sauer-Danfoss, Inc. (a)                                        14,608
  2,275    Spartan Motors, Inc.                                           12,740
  2,500    Standex International Corp.                                    64,425
  1,650    Sun Hydraulics, Inc.                                           42,867

--------------------------------------------------------------------------------
14    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           INDUSTRIAL ENGINEERING (CONCLUDED)
  2,109    Sypris Solutions, Inc. (a)                               $      7,044
  1,800    Tecumseh Products Co., Class A (a)                             22,086
  1,945    Tennant Co.                                                    53,274
 12,800    Terex Corp. (a)                                               290,688
 10,900    Timken Co.                                                    327,109
  4,890    Toro Co. (b)                                                  240,441
  8,900    Trinity Industries, Inc.                                      177,644
  1,600    Twin Disc, Inc.                                                19,552
  3,234    Wabash National Corp. (a)                                      22,670
  5,600    Westinghouse Air Brake Technologies Corp.                     235,872
    500    Williams Controls, Inc. (a)                                     4,000
  6,879    Woodward Governor Co.                                         219,990
  3,654    Xerium Technologies, Inc. (a)                                   2,594
                                                                    ------------
                                                                       9,932,175
                                                                    ------------
           INDUSTRIAL METALS & MINING -- 1.0%
  1,000    Ampco-Pittsburgh Corp.                                         24,820
  4,900    Carpenter Technology Corp.                                    179,340
  8,440    Century Aluminum Co. (a)                                      116,134
  1,400    Cold Metal Products, Inc. (a)                                       -
 14,400    Commercial Metals Co.                                         216,864
    600    Friedman Industries, Inc.                                       3,432
  1,300    Haynes International, Inc.                                     46,189
  5,200    Horsehead Holding Corp. (a)                                    61,568
  6,100    Intrepid Potash, Inc. (a)                                     185,013
  1,534    Kaiser Aluminum Corp.                                          59,166
  1,905    Olympic Steel, Inc.                                            62,198
  4,200    RTI International Metals, Inc. (a)                            127,386
  7,624    Reliance Steel & Aluminum Co.                                 375,330
 27,432    Southern Copper Corp. (b)                                     868,772
 26,466    Steel Dynamics, Inc.                                          462,361
  1,300    Synalloy Corp.                                                 10,556
 12,200    USEC, Inc. (a)                                                 70,394
    700    Universal Stainless & Alloy Products, Inc. (a)                 16,793
  8,800    Uranium Energy Corp. (a)(b)                                    28,336
  7,012    Uranium Resources, Inc. (a)                                     4,979
  1,819    WHX Corp. (a)                                                   4,402
  6,800    Worthington Industries, Inc.                                  117,572
                                                                    ------------
                                                                       3,041,605
                                                                    ------------
           INDUSTRIAL TRANSPORTATION -- 1.5%
  2,205    ATC Technology Corp. (a)                                       37,838
  7,785    Air Transport Services Group, Inc. (a)                         26,235
  5,600    Aircastle Ltd.                                                 53,032
  4,567    Alexander & Baldwin, Inc.                                     150,939
  1,125    American Commerical Lines, Inc. (a)                            28,237
  3,800    Arkansas Best Corp.                                           113,544
  2,600    Atlas Air Worldwide Holdings, Inc. (a)                        137,930
  1,871    Celadon Group, Inc. (a)                                        26,082
  6,540    Con-way, Inc.                                                 229,685
  3,019    Covenant Transport Group, Class A (a)                          18,205
  5,500    DHT Holdings, Inc.                                             21,560
    900    Dynamex, Inc. (a)                                              15,480
 10,861    Eagle Bulk Shipping, Inc. (a)(b)                               57,672
  3,800    Excel Maritime Carriers Ltd.                                   22,914
  3,200    Forward Air Corp.                                              84,160
  5,389    Frozen Food Express Industries, Inc. (a)                       21,017
  3,878    Genco Shipping & Trading Ltd. (a)(b)                           81,865
  9,252    General Maritime Corp.                                         66,522
  4,415    Genesee & Wyoming, Inc., Class A (a)                          150,640
  4,100    HUB Group, Inc., Class A (a)                                  114,718
  7,008    Heartland Express, Inc.                                       115,632
  3,300    Horizon Lines, Inc., Class A                                   17,952
    600    International Shipholding Corp.                                17,634
 13,000    J.B. Hunt Transport Services, Inc.                            466,440
 12,113    Kansas City Southern (a)                                      438,127
  6,226    Kirby Corp. (a)                                               237,522
  6,200    Knight Transportation, Inc.                                   130,758
  6,500    Landstar System, Inc.                                         272,870
  1,637    Marten Transport Ltd. (a)                                      32,265
  1,500    OceanFreight, Inc. (a)                                          1,128
  4,762    Old Dominion Freight Line, Inc. (a)                           159,003
  3,600    Overseas Shipholding Group, Inc.                              141,228
    600    P.A.M. Transportation Services, Inc. (a)                        8,220
  5,500    PHH Corp. (a)                                                 129,635
  7,000    Pacer International, Inc. (a)                                  42,140
    193    Patriot Transportation Holding, Inc. (a)                       16,305
  3,097    Quality Distribution, Inc. (a)                                 18,675
  2,600    Railamerica, Inc. (a)                                          30,680
    134    SMF Energy Corp. (a)                                              173
  3,200    Saia, Inc. (a)                                                 44,416
  4,274    Ship Finance International Ltd.                                75,906
  1,400    TAL International Group, Inc.                                  27,972
  4,693    Teekay Corp.                                                  106,719
  1,900    Textainer Group Holdings Ltd.                                  40,945
    700    USA Truck, Inc. (a)                                            11,312
 12,115    UTI Worldwide, Inc.                                           185,602
    900    Universal Truckload Services, Inc.                             15,822
  7,800    Werner Enterprises, Inc.                                      180,726
    200    Willis Lease Finance Corp. (a)                                  3,156
  7,600    World Fuel Services Corp.                                     202,464
 10,214    YRC Worldwide, Inc. (a)                                         5,554
                                                                    ------------
                                                                       4,635,256
                                                                    ------------
           LEISURE GOODS -- 1.0%
 72,188    Activision Blizzard, Inc. (c)                                 870,587
  1,300    Arctic Cat, Inc. (a)                                           14,105
 11,400    Brunswick Corp.                                               182,058
 11,400    Callaway Golf Co.                                             100,548
  3,100    DTS, Inc. (a)                                                 105,524
  2,200    Drew Industries, Inc. (a)                                      48,444
  2,998    Emerson Radio Corp.                                             6,506

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   15

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           LEISURE GOODS (CONCLUDED)
  1,740    Escalade, Inc. (a)                                       $      4,593
 15,500    Garmin Ltd. (b)                                               596,440
  4,200    Glu Mobile, Inc. (a)                                            4,116
  5,313    Jakks Pacific, Inc. (a)                                        69,335
    400    Koss Corp.                                                      2,276
  7,653    Leapfrog Enterprises, Inc. (a)                                 50,127
  1,500    Majesco Entertainment Co. (a)                                   1,335
    700    Marine Products Corp.                                           4,200
    433    Meade Instruments Corp. (a)                                     1,771
  2,400    Nautilus, Inc. (a)                                              7,248
  3,700    Polaris Industries, Inc.                                      189,292
  5,350    Pool Corp.                                                    121,124
  1,970    RC2 Corp. (a)                                                  29,491
  2,100    Sport Supply Group, Inc.                                       28,224
  1,310    Steinway Musical Instruments, Inc. (a)                         24,667
 10,326    THQ, Inc. (a)                                                  72,385
 10,674    Take-Two Interactive Software, Inc. (a)                       105,139
  4,185    Thor Industries, Inc.                                         126,429
 12,065    TiVo, Inc. (a)                                                206,553
  1,700    Universal Electronics, Inc. (a)                                37,978
  4,500    Winnebago Industries, Inc. (a)                                 65,745
                                                                    ------------
                                                                       3,076,240
                                                                    ------------
           LIFE INSURANCE -- 0.5%
  6,100    American Equity Investment Life Holding Co.                    64,965
    313    American Independence Corp. (a)                                 1,956
  3,900    Amerisafe, Inc. (a)                                            63,843
  1,107    Atlantic American Corp. (a)                                     1,594
  2,890    Citizens, Inc. (a)                                             19,970
 32,800    Conseco, Inc. (a)                                             204,016
  7,250    Delphi Financial Group, Inc., Class A                         182,410
  4,100    eHealth, Inc. (a)                                              64,575
  5,500    Employers Holdings, Inc.                                       81,675
  1,700    FBL Financial Group, Inc., Class A                             41,616
    720    Independence Holding Co.                                        6,833
    700    Kansas City Life Insurance Co.                                 22,106
    307    National Western Life Insurance Co., Class A                   56,595
  9,100    The Phoenix Cos., Inc. (a)                                     22,022
  3,100    Presidential Life Corp.                                        30,907
 10,000    Protective Life Corp.                                         219,900
  6,900    Stancorp Financial Group, Inc.                                328,647
  2,700    Symetra Financial Corp. (a)                                    35,586
                                                                    ------------
                                                                       1,449,216
                                                                    ------------
           MACHINERY: AGRICULTURAL -- 2.0%
  2,500    Allis-Chalmers Energy, Inc. (a)                                 8,850
  7,600    Atwood Oceanics, Inc. (a)                                     263,188
  2,600    Basic Energy Services, Inc. (a)                                20,046
  1,300    Bolt Technology Corp. (a)                                      14,703
  6,900    Boots & Coots, Inc. (a)                                        16,767
  3,700    Bristow Group, Inc. (a)                                       139,601
  6,500    Bronco Drilling Co., Inc. (a)                                  30,550
  2,850    CARBO Ceramics, Inc.                                          177,669
  9,475    Cal Dive International, Inc. (a)                               69,452
  4,700    Chart Industries, Inc. (a)                                     94,000
  9,200    Complete Production Services, Inc. (a)                        106,260
  8,100    Crosstex Energy, Inc.                                          70,389
  1,900    Dawson Geophysical Co. (a)                                     55,556
 10,271    Dresser-Rand Group, Inc. (a)                                  322,715
  3,500    Dril-Quip, Inc. (a)                                           212,940
  8,863    Exterran Holdings, Inc. (a)                                   214,219
  2,400    Flotek Industries, Inc. (a)                                     3,048
  1,500    Geokinetics, Inc. (a)                                          10,815
 12,174    Global Industries Ltd. (a)                                     78,157
  1,630    Gulf Island Fabrication, Inc.                                  35,452
  2,583    Gulfmark Offshore, Inc., Class A (a)                           68,579
 10,584    Helix Energy Solutions Group, Inc. (a)                        137,909
 18,700    Hercules Offshore, Inc. (a)                                    80,597
  3,100    Hornbeck Offshore Services, Inc. (a)                           57,567
  9,600    ION Geophysical Corp. (a)                                      47,232
 14,397    Key Energy Services, Inc. (a)                                 137,491
  2,300    Lufkin Industries, Inc.                                       182,045
  5,200    Matrix Service Co. (a)                                         55,952
  1,700    Mitcham Industries, Inc. (a)                                   12,291
  4,700    NGAS Resources, Inc. (a)(b)                                     7,050
  2,200    Natural Gas Services Group (a)                                 34,914
  9,201    Newpark Resources, Inc. (a)                                    48,305
 11,899    OGE Energy Corp.                                              463,347
  1,000    OYO Geospace Corp. (a)                                         47,810
  6,800    Oceaneering International, Inc. (a)                           431,732
  5,800    Oil States International, Inc. (a)                            262,972
  4,113    Omni Energy Services Corp. (a)                                  7,938
  1,900    PHI, Inc. (a)                                                  40,242
 12,500    Parker Drilling Co. (a)                                        61,625
 21,410    Patterson-UTI Energy, Inc.                                    299,098
  5,500    Pioneer Drilling Co. (a)                                       38,720
 19,300    Pride International, Inc. (a)                                 581,123
  4,112    RPC, Inc.                                                      45,767
  2,677    SEACOR Holdings, Inc. (a)                                     215,927
  1,773    Seahawk Drilling, Inc. (a)                                     33,421
 12,700    Sulphco, Inc. (a)(b)                                            3,683
  8,726    Superior Energy Services, Inc. (a)                            183,420
  4,500    Superior Well Services, Inc. (a)                               60,210
  2,200    T-3 Energy Services, Inc. (a)                                  54,032
  4,077    Tesco Corp. (a)                                                47,579
  8,250    Tetra Technologies, Inc. (a)                                  100,815
  7,155    Tidewater, Inc.                                               338,217
  4,500    Trico Marine Services, Inc. (a)                                10,440
  2,700    Union Drilling, Inc. (a)                                       16,632
  6,600    Unit Corp. (a)                                                279,048
                                                                    ------------
                                                                       6,438,107
                                                                    ------------
           MEDIA -- 3.1%
  1,000    4Kids Entertainment, Inc. (a)                                   1,150

--------------------------------------------------------------------------------
16    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           MEDIA (CONCLUDED)
  1,296    AH Belo Corp. (a)                                        $      9,292
 11,400    Acxiom Corp.                                                  204,516
  1,300    Alloy, Inc. (a)                                                10,660
  5,200    American Greetings Corp., Class A                             108,368
  4,200    Arbitron, Inc.                                                111,972
  1,406    Ascent Media Corp., Class A (a)                                38,313
  3,356    Avid Technology, Inc. (a)                                      46,246
  4,100    Beasley Broadcasting Group, Inc., Class A (a)                  17,015
  9,980    Belo Corp., Class A                                            68,064
  6,613    CKX, Inc. (a)                                                  40,538
    904    CSS Industries, Inc.                                           18,170
     50    CTN Media Group, Inc. (a)                                           -
 29,800    Cablevision Systems Corp., Class A                            719,372
  6,200    Clear Channel Outdoor Holdings, Inc., Class A (a)              65,782
  2,100    ComScore, Inc. (a)                                             35,049
  4,236    Constant Contact, Inc. (a)(b)                                  98,360
  2,237    Courier Corp.                                                  36,933
  1,500    Crown Media Holdings, Inc., Class A (a)                         2,880
  6,165    Cumulus Media, Inc., Class A (a)                               20,961
  2,938    DG FastChannel, Inc. (a)                                       93,869
 26,665    DISH Network Corp.                                            555,165
  5,700    Dex One Corp. (a)                                             159,144
  4,000    Dolan Media Co. (a)                                            43,480
  6,700    Dolby Laboratories, Inc., Class A (a)                         393,089
  9,500    DreamWorks Animation SKG, Inc., Class A (a)                   374,205
    470    EDCI Holdings, Inc.                                             1,593
  3,233    EW Scripps Co. (a)                                             27,319
  6,400    Emmis Communications Corp., Class A (a)                         7,296
  3,000    Entercom Communications Corp.                                  35,670
  6,500    Entravision Communications Corp., Class A (a)                  17,940
  5,750    Factset Research Systems, Inc. (b)                            421,877
    700    Fisher Communications, Inc. (a)                                 9,870
  2,090    Global Traffic Network, Inc. (a)                               11,244
 10,300    Gray Television, Inc. (a)                                      23,690
  4,300    Harte-Hanks, Inc.                                              55,298
  4,300    Hollywood Media Corp. (a)                                       5,074
     40    HSW International, Inc. (a)                                        62
     80    iBEAM Broadcasting Corp. (a)                                        -
  5,600    IHS, Inc., Class A (a)                                        299,432
  3,200    infoGROUP, Inc. (a)                                            24,960
  3,838    Interactive Data Corp.                                        122,816
  2,000    interCLICK, Inc. (a)                                            7,680
  4,180    inVentiv Health, Inc. (a)                                      93,883
  5,800    John Wiley & Sons, Inc., Class A                              251,024
  4,500    Journal Communications, Inc., Class A                          18,900
  3,500    Knology, Inc. (a)                                              47,040
  3,100    The Knot, Inc. (a)                                             24,242
  8,207    Lamar Advertising Co., Class A (a)                            281,910
  5,300    Lee Enterprises, Inc. (a)                                      17,967
 29,841    Liberty Global, Inc. (a)(b)                                   870,164
  3,922    Liberty Global, Inc., Series C (a)                            113,307
  6,932    Liberty Media Corp., Series A (a)                             379,042
 10,770    Liberty Media Holding Corp. - Capital (a)                     391,705
 79,436    Liberty Media Holding Corp. - Interactive (a)               1,216,165
  3,200    Lin TV Corp., Class A (a)                                      18,400
    500    Local.com Corp. (a)                                             3,335
  3,600    LodgeNet Interactive Corp. (a)                                 25,092
  3,200    Marchex, Inc., Class B                                         16,352
  4,241    Martha Stewart Living Omnimedia, Inc., Class A (a)             23,665
  8,231    McClatchy Co., Class A (b)                                     40,414
  2,100    Media General, Inc., Class A                                   17,409
  5,900    Mediacom Communications Corp., Class A (a)                     35,105
  2,415    Morningstar, Inc. (a)                                         116,137
  5,100    National CineMedia, Inc.                                       88,026
  5,400    New Frontier Media, Inc. (a)                                   10,800
  4,500    Nexstar Broadcasting Group, Inc., Class A (a)                  22,140
    400    Outdoor Channel Holdings, Inc. (a)                              2,636
  1,330    PDI, Inc. (a)                                                  10,002
  6,168    Playboy Enterprises, Inc., Class B (a)                         22,575
  3,905    Primedia, Inc.                                                 13,433
  4,021    Radio One, Inc., Class D (a)                                   12,264
    300    RHI Entertainment, Inc. (a)                                        53
491,750    SIRIUS XM Radio, Inc. (a)(b)                                  428,068
    357    Saga Communications, Inc. (a)                                   8,025
  1,600    Salem Communications Corp., Class A (a)                         5,728
     30    Salon Media Group, Inc. (a)                                         2
  2,100    Schawk, Inc.                                                   38,073
  3,810    Scholastic Corp.                                              106,680
  8,400    Sinclair Broadcast Group, Inc., Class A (a)                    42,672
  6,546    Spanish Broadcasting System, Inc., Class A (a)                  5,105
  2,560    SuperMedia, Inc. (a)                                          104,704
  1,100    TechTarget, Inc. (a)                                            5,753
  2,600    TheStreet.com, Inc.                                             9,620
  6,699    Valassis Communications, Inc. (a)                             186,433
    100    Value Line, Inc.                                                2,309
 12,408    ValueClick, Inc. (a)                                          125,817
  4,400    Vertro, Inc. (a)                                                1,892
  7,700    Warner Music Group Corp. (a)                                   53,207
  5,784    WebMD Health Corp., Class A (a)(b)                            268,262
  1,900    WebMediaBrands, Inc. (a)                                        1,881
     18    Westwood One, Inc. (a)                                            153
                                                                    ------------
                                                                       9,923,119
                                                                    ------------

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   17

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           MINING -- 1.2%
  2,817    AMCOL International Corp.                                $     76,623
  7,000    Allied Nevada Gold Corp. (a)                                  115,990
 15,401    Alpha Natural Resources, Inc. (a)                             768,356
 21,631    Arch Coal, Inc.                                               494,268
  6,889    Capital Gold Corp. (a)                                         23,836
  5,200    Cloud Peak Energy, Inc. (a)                                    86,528
  9,692    Coeur d'Alene Mines Corp. (a)                                 145,186
  4,600    Compass Minerals International, Inc.                          369,058
  8,200    Evergreen Energy, Inc. (a)(b)                                   1,476
  6,700    General Moly, Inc. (a)                                         22,244
 29,585    Hecla Mining Co. (a)(b)                                       161,830
 11,700    International Coal Group, Inc. (a)                             53,469
  4,305    James River Coal Co. (a)                                       68,450
  4,200    National Coal Corp. (a)                                         2,394
 10,192    Patriot Coal Corp. (a)                                        208,528
  7,635    Royal Gold, Inc.                                              352,813
  6,600    Solitario Exploration & Royalty Corp. (a)                      13,596
  7,184    Stillwater Mining Co. (a)                                      93,248
  6,000    Timberline Resources Corp. (a)                                  6,300
  5,200    U.S. Energy Corp. - Wyoming (a)                                30,992
 16,300    US Gold Corp. (a)                                              44,010
  3,800    Vista Gold Corp. (a)                                            7,638
  7,028    Walter Industries, Inc.                                       648,474
  1,600    Westmoreland Coal Co. (a)                                      20,192
                                                                    ------------
                                                                       3,815,499
                                                                    ------------
           MOBILE TELECOMMUNICATIONS -- 0.6%
  1,100    Atlantic Tele-Network, Inc.                                    49,423
  2,240    FiberTower Corp. (a)                                           10,416
  7,142    Globalstar, Inc. (a)                                            9,713
  7,486    Leap Wireless International, Inc. (a)                         122,471
 22,000    NII Holdings, Inc. (a)                                        916,520
  5,300    NTELOS Holdings Corp.                                          94,287
  1,800    ORBCOMM, Inc. (a)                                               3,870
  2,000    Shenandoah Telecom Co.                                         37,600
  8,800    Telephone & Data Systems, Inc.                                297,880
  2,900    Telephone & Data Systems, Inc.                                 86,536
  5,100    TerreStar Corp. (a)                                             6,732
  1,600    U.S. Cellular Corp. (a)                                        66,208
  5,300    USA Mobility, Inc.                                             67,151
                                                                    ------------
                                                                       1,768,807
                                                                    ------------
           NONLIFE INSURANCE -- 4.1%
  2,379    21st Century Holding Co.                                        9,706
 33,212    AMBAC Financial Group, Inc. (b)                                18,492
  3,097    Affirmative Insurance Holdings, Inc. (a)                       14,556
    831    Alleghany Corp. (a)                                           241,742
  5,900    Allied World Assurance Holdings Ltd.                          264,615
  9,037    American Financial Group, Inc.                                257,103
  2,222    American National Insurance Co.                               252,286
  1,933    American Physicians Capital, Inc.                              61,759
  3,100    American Safety Insurance Holdings Ltd. (a)                    51,429
  4,300    AmTrust Financial Services, Inc.                               59,985
  6,587    Arch Capital Group Ltd. (a)                                   502,259
  4,739    Argo Group International Holdings Ltd.                        154,444
 11,700    Arthur J. Gallagher & Co.                                     287,235
 10,800    Aspen Insurance Holdings Ltd.                                 311,472
 17,321    Assured Guaranty Ltd.                                         380,542
 19,600    Axis Capital Holdings Ltd.                                    612,696
    950    Baldwin & Lyons, Inc., Class B                                 22,886
 15,700    Brown & Brown, Inc.                                           281,344
  4,034    CNA Financial Corp. (a)                                       107,789
  1,900    CNA Surety Corp. (a)                                           33,801
    500    Donegal Group, Inc., Class A                                    7,255
  1,900    Eastern Insurance Holdings, Inc.                               19,266
  1,100    EMC Insurance Group, Inc.                                      24,772
  7,000    Endurance Specialty Holdings Ltd.                             260,050
    600    Enstar Group Ltd. (a)                                          41,496
  4,388    Erie Indemnity Co., Class A                                   189,255
  7,300    Everest Re Group Ltd.                                         590,789
  2,400    FPIC Insurance Group, Inc. (a)                                 65,064
  1,327    First Acceptance Corp. (a)                                      2,707
 16,289    First American Corp.                                          551,220
  2,400    First Mercury Financial Corp.                                  31,272
  4,500    Flagstone Reinsurance Holdings Ltd.                            51,570
  3,700    Greenlight Capital Re Ltd. (a)                                 98,716
 13,450    HCC Insurance Holdings, Inc.                                  371,220
  6,700    The Hanover Insurance Group, Inc.                             292,187
  1,400    Harleysville Group, Inc.                                       47,264
  4,300    Horace Mann Educators Corp.                                    64,758
  1,800    Infinity Property & Casualty Corp.                             81,792
    662    InsWeb Corp. (a)                                                3,449
  1,831    Life Partners Holdings, Inc. (b)                               40,593
    366    Life Quotes, Inc. (a)                                           1,105
 20,546    MBIA, Inc. (a)(b)                                             128,823
  5,278    Maiden Holdings Ltd.                                           39,004
  1,240    Markel Corp. (a)                                              464,578
  4,400    Meadowbrook Insurance Group, Inc.                              34,760
  1,400    Mercer Insurance Group, Inc.                                   25,200
  2,961    Mercury General Corp.                                         129,455
  9,300    Montpelier Re Holdings Ltd.                                   156,333
    600    NYMAGIC, Inc.                                                  12,738
    600    National Interstate Corp.                                      12,426
    120    National Security Group, Inc.                                   1,460
  1,700    Navigators Group, Inc. (a)                                     66,861
 27,566    Old Republic International Corp.                              349,537
  4,600    OneBeacon Insurance Group Ltd.                                 79,350
  4,695    PMA Capital Corp., Class A (a)                                 28,827
  9,112    PartnerRe Ltd.                                                726,409
  7,200    Platinum Underwriters Holdings Ltd.                           266,976
  4,400    ProAssurance Corp. (a)                                        257,576

--------------------------------------------------------------------------------
18    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           NONLIFE INSURANCE (CONCLUDED)
  2,100    RLI Corp.                                                $    119,742
  9,095    Reinsurance Group of America, Inc.                            477,669
  7,700    RenaissanceRe Holdings Ltd.                                   437,052
  1,800    Safety Insurance Group, Inc.                                   67,806
  4,700    SeaBright Insurance Holdings, Inc.                             51,747
  5,800    Selective Insurance Group, Inc.                                96,280
  1,425    State Auto Financial Corp.                                     25,579
  6,270    Tower Group, Inc.                                             139,006
  8,162    Transatlantic Holdings, Inc.                                  430,954
    300    Unico American Corp.                                            2,880
  2,700    United America Indemnity, Ltd. (a)                             25,839
  2,000    United Fire & Casualty Co.                                     35,980
  5,170    Unitrin, Inc.                                                 145,019
  6,100    Universal Insurance Holdings, Inc.                             30,866
 11,455    Validus Holdings Ltd.                                         315,356
 17,090    W.R. Berkley Corp.                                            445,878
    168    Wesco Financial Corp.                                          64,764
    932    White Mountains Insurance Group, Inc.                         330,860
  5,150    Zenith National Insurance Corp.                               197,348
                                                                    ------------
                                                                      12,982,879
                                                                    ------------
           OIL & GAS PRODUCERS -- 3.7%
  6,400    ATP Oil & Gas Corp. (a)(b)                                    120,384
  7,700    Abraxas Petroleum Corp. (a)                                    14,784
    800    Adams Resources & Energy, Inc.                                 14,000
  1,500    Alon USA Energy, Inc.                                          10,875
  9,900    American Oil & Gas, Inc. (a)                                   67,320
  1,026    Apco Oil and Gas International, Inc.                           27,764
  1,300    Approach Resources, Inc. (a)                                   11,804
  5,000    Arena Resources, Inc. (a)                                     167,000
  9,773    Atlas Energy, Inc.                                            304,136
 11,795    BPZ Resources, Inc. (a)(b)                                     86,693
  1,007    Barnwell Industries, Inc. (a)                                   4,280
  6,400    Berry Petroleum Co., Class A                                  180,224
  4,100    Bill Barrett Corp. (a)                                        125,911
 13,800    Brigham Exploration Co. (a)                                   220,110
  3,947    CNX Gas Corp. (a)                                             150,183
  1,700    CREDO Petroleum Corp. (a)                                      16,813
  5,854    CVR Energy, Inc. (a)                                           51,222
  1,981    Callon Petroleum Co. (a)                                       10,618
 10,900    Cano Petroleum, Inc. (a)                                       12,753
  4,300    Carrizo Oil & Gas, Inc. (a)                                    98,685
  9,500    Cheniere Energy, Inc. (a)                                      29,355
 10,299    Cimarex Energy Co.                                            611,555
  1,100    Clayton Williams Energy, Inc. (a)                              38,478
  9,300    Cobalt International Energy, Inc. (a)                         126,480
  6,600    Comstock Resources, Inc. (a)                                  209,880
  9,667    Concho Resources, Inc. (a)                                    486,830
  1,500    Contango Oil & Gas Co. (a)                                     76,725
  3,919    Continental Resources, Inc. (a)                               166,753
  1,600    Delek US Holdings, Inc.                                        11,648
 24,435    Delta Petroleum Corp. (a)(b)                                   34,453
      -    Denbury Resources, Inc. (a)                                         4
  2,894    Double Eagle Pete & Mining Co. (a)                             12,300
  1,560    Dune Energy, Inc. (a)                                             345
 22,100    EXCO Resources, Inc.                                          406,198
 20,400    Endeavour International Corp. (a)                              25,908
  8,845    Energen Corp.                                                 411,558
  5,900    FX Energy, Inc. (a)                                            20,237
 13,720    Forest Oil Corp. (a)                                          354,250
 13,398    Frontier Oil Corp.                                            180,873
  4,923    GMX Resources, Inc. (a)                                        40,467
  5,700    Gasco Energy, Inc. (a)                                          1,824
  7,532    GeoMet, Inc. (a)                                                6,726
  9,626    GeoPetro Resources Co. (a)                                      5,968
  1,200    GeoResources, Inc. (a)                                         18,324
  4,098    Goodrich Petroleum Corp. (a)                                   64,093
  3,900    Gulfport Energy Corp. (a)                                      43,836
  7,300    Harvest Natural Resources, Inc. (a)                            54,969
  5,700    Holly Corp.                                                   159,087
  2,100    Houston American Energy Corp.                                  38,115
  6,000    John D. Oil & Gas Co.                                             240
 10,000    Magnum Hunter Resources Corp. (a)                              30,400
 11,708    Mariner Energy, Inc. (a)                                      175,269
 11,026    McMoRan Exploration Co. (a)(b)                                161,310
  5,100    Meridian Resource Corp. (a)                                     1,428
 16,493    Newfield Exploration Co. (a)                                  858,461
  4,100    Northern Oil And Gas, Inc. (a)                                 64,985
    900    Panhandle Oil & Gas, Inc.                                      21,267
  6,800    Penn Virginia Corp.                                           166,600
 38,501    PetroHawk Energy Corp. (a)                                    780,800
  3,280    Petroleum Development Corp. (a)                                75,998
  8,675    Petroquest Energy, Inc. (a)                                    43,635
 18,019    Plains Exploration & Production Co. (a)                       540,390
  1,158    PostRock Energy Corp. (a)                                      11,800
 15,260    Quicksilver Resources, Inc. (a)                               214,708
  7,700    Ram Energy Resources, Inc. (a)                                 11,242
  3,700    Resolute Energy Corp. (a)                                      44,807
  5,500    Rex Energy Corp. (a)                                           62,645
  7,900    Rosetta Resources, Inc. (a)                                   186,045
 24,626    SandRidge Energy, Inc. (a)(b)                                 189,620
 14,454    Southern Union Co.                                            366,698
  8,400    St. Mary Land & Exploration Co.                               292,404
  5,609    Stone Energy Corp. (a)                                         99,560
  4,100    Swift Energy Co. (a)                                          126,034
  9,000    Syntroleum Corp. (a)                                           19,080
  4,100    Toreador Resources Corp. (a)                                   33,538
  4,300    Tri-Valley Corp. (a)                                            8,514
 19,400    Ultra Petroleum Corp. (a)                                     904,622
  6,500    Vaalco Energy, Inc.                                            32,110
  2,700    Venoco, Inc. (a)                                               34,641
  3,100    W&T Offshore, Inc.                                             26,040
 16,300    Warren Resources, Inc. (a)                                     41,076
  5,927    Western Refining, Inc. (a)(b)                                  32,599
  6,600    Whiting Petroleum Corp. (a)                                   533,544
  4,585    Zion Oil & Gas, Inc. (a)(b)                                    28,381
                                                                    ------------
                                                                      11,553,289
                                                                    ------------

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   19

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           PERSONAL GOODS -- 1.3%
 10,645    Alberto-Culver Co.                                       $    278,367
  3,100    American Apparel, Inc. (a)                                      9,393
  6,500    Carter's, Inc. (a)                                            195,975
  4,480    Charles & Colvard Ltd. (a)                                      8,198
  2,400    Cherokee, Inc.                                                 43,200
  1,600    Columbia Sportswear Co.                                        84,048
 11,935    Crocs, Inc. (a)                                               104,670
  2,100    Culp, Inc. (a)                                                 25,179
  1,756    Deckers Outdoor Corp. (a)                                     242,328
  4,500    Elizabeth Arden, Inc. (a)                                      81,000
  6,117    Fossil, Inc. (a)                                              230,855
  1,539    G-III Apparel Group, Ltd. (a)                                  42,415
 11,502    Hanesbrands, Inc. (a)                                         319,986
  3,956    Heelys, Inc. (a)                                                9,415
  4,500    Helen of Troy Ltd. (a)                                        117,270
 10,781    Iconix Brand Group, Inc. (a)                                  165,596
  2,450    Inter Parfums, Inc.                                            36,309
 11,900    Joe's Jeans, Inc. (a)                                          31,297
 10,100    Jones Apparel Group, Inc.                                     192,102
  3,200    K-Swiss, Inc., Class A (a)                                     33,472
  2,900    Kenneth Cole Productions, Inc., Class A (a)                    37,149
    500    Lacrosse Footwear, Inc.                                         7,675
  1,210    Lakeland Industries, Inc. (a)                                  10,285
 12,689    Liz Claiborne, Inc. (a)(b)                                     94,279
  1,600    Maidenform Brands, Inc. (a)                                    34,960
  2,600    Movado Group, Inc. (a)                                         29,328
  1,900    Orchids Paper Products Co. (a)                                 31,255
  1,900    Oxford Industries, Inc.                                        38,627
  3,918    Parlux Fragrances, Inc. (a)                                     7,875
  2,100    Perry Ellis International, Inc. (a)                            47,565
  6,200    Phillips-Van Heusen Corp.                                     355,632
  1,000    Phoenix Footwear Group, Inc. (a)                                  620
  3,138    Physicians Formula Holdings, Inc. (a)                           7,688
 13,120    Quiksilver, Inc. (a)                                           62,058
  2,189    Revlon, Inc., Class A (a)                                      32,507
  1,000    Rocky Brands, Inc. (a)                                          9,540
  4,500    Skechers U.S.A., Inc., Class A (a)                            163,440
  2,700    Steven Madden Ltd. (a)                                        131,760
  1,500    Superior Uniform Group, Inc.                                   14,250
  1,401    Tandy Brands Accessories, Inc. (a)                              5,044
  4,711    Timberland Co., Class A (a)                                   100,533
  4,200    True Religion Apparel, Inc. (a)                               127,512
  4,000    Under Armour, Inc., Class A (a)                               117,640
  4,272    Unifi, Inc. (a)                                                15,550
  2,200    Volcom, Inc. (a)                                               42,944
  6,400    The Warnaco Group, Inc. (a)                                   305,344
    700    Weyco Group, Inc.                                              16,464
  5,400    Wolverine World Wide, Inc.                                    157,464
                                                                    ------------
                                                                       4,256,063
                                                                    ------------
           PHARMACEUTICALS & BIOTECHNOLOGY -- 4.8%
  3,200    AMAG Pharmaceuticals, Inc. (a)                                111,712
    511    ARCA Biopharma, Inc. (a)                                        2,785
  1,825    Aastrom Biosciences, Inc. (a)                                   3,011
  2,900    ARYx Therapeutics, Inc. (a)                                     2,523
 19,500    AVI BioPharma, Inc. (a)                                        23,205
    613    The Abraxis Bioscience, Inc. (a)                               31,723
  4,500    Acadia Pharmaceuticals, Inc. (a)                                6,795
  9,800    Achillion Pharmaceuticals, Inc. (a)                            27,146
  5,500    Acorda Therapeutics, Inc. (a)                                 188,100
  2,600    Acura Pharmaceuticals, Inc. (a)                                14,014
  7,200    Adolor Corp. (a)                                               12,960
  1,300    Affymax, Inc. (a)                                              30,459
 10,960    Affymetrix, Inc. (a)                                           80,446
  8,100    Akorn, Inc. (a)                                                12,393
  2,000    Albany Molecular Research, Inc. (a)                            16,700
 11,000    Alexion Pharmaceuticals, Inc. (a)                             598,070
  3,600    Alexza Pharmaceuticals, Inc. (a)                                9,666
 14,200    Alkermes, Inc. (a)                                            184,174
 13,000    Allos Therapeutics, Inc. (a)                                   96,590
  3,900    Alnylam Pharmaceuticals, Inc. (a)                              66,378
  1,700    Amicus Therapeutics, Inc. (a)                                   5,423
 17,715    Amylin Pharmaceuticals, Inc. (a)                              398,410
 10,400    Anadys Pharmaceuticals, Inc. (a)                               26,416
 12,100    Antigenics, Inc. (a)                                            8,793
  1,900    Ardea Biosciences, Inc. (a)                                    34,694
 15,357    Arena Pharmaceuticals, Inc. (a)(b)                             47,607
 18,624    Ariad Pharmaceuticals, Inc. (a)                                63,322
  5,130    Arqule, Inc. (a)                                               29,549
 10,600    Array Biopharma, Inc. (a)                                      29,044
  1,794    AspenBio Pharma, Inc. (a)                                       4,090
  6,200    Auxilium Pharmaceuticals, Inc. (a)                            193,192
  7,050    Avanir Pharmaceuticals, Inc. (a)                               16,356
  3,937    BioCryst Pharmaceuticals, Inc. (a)(b)                          25,866
    600    Biodel, Inc. (a)                                                2,562
 14,300    BioMarin Pharmaceuticals, Inc. (a)                            334,191
  1,750    BioMimetic Therapeutics, Inc. (a)                              23,012
  9,451    Biosante Pharmaceuticals, Inc. (a)(b)                          16,917
 23,000    CEL-SCI Corp. (a)                                              14,800
     90    CPEX Pharmaceuticals, Inc. (a)                                  1,432
  2,300    Cadence Pharmaceuticals, Inc. (a)(b)                           20,999
  2,385    Caliper Life Sciences, Inc. (a)                                 9,421
  1,400    Caraco Pharmaceutical Laboratories Ltd. (a)                     8,386
  8,800    Celera Corp. (a)                                               62,480
 79,042    Cell Therapeutics, Inc. (a)(b)                                 42,738
  7,466    Celldex Therapeutics, Inc. (a)                                 45,841
 10,900    Cerus Corp. (a)(b)                                             30,411
  7,792    Charles River Laboratories International, Inc. (a)            306,304
  7,185    Chelsea Therapeutics International, Inc. (a)                   25,507
  7,400    Columbia Laboratories, Inc. (a)                                 7,918
  8,200    Cubist Pharmaceuticals, Inc. (a)                              184,828
    600    Cumberland Pharmaceuticals, Inc. (a)                            6,318

--------------------------------------------------------------------------------
20    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
 14,000    Curis, Inc. (a)                                          $     42,980
  7,500    Cypress Bioscience, Inc. (a)                                   36,750
  4,200    Cytokinetics, Inc. (a)                                         13,440
  6,000    Cytori Therapeutics, Inc. (a)                                  27,360
 24,700    CytRx Corp. (a)                                                27,417
 16,830    Dendreon Corp. (a)                                            613,790
  7,300    Depomed, Inc. (a)                                              25,915
 26,500    Discovery Laboratories, Inc. (a)                               13,780
  7,200    Durect Corp. (a)                                               21,672
  1,300    Dusa Pharmaceuticals, Inc. (a)                                  2,379
  8,000    Dyax Corp. (a)                                                 27,280
  5,100    Dynavax Technologies Corp. (a)                                  6,630
  2,500    Emergent Biosolutions, Inc. (a)                                41,975
  4,800    Emisphere Technologies, Inc. (a)                               11,376
 14,600    Endo Pharmaceuticals Holdings, Inc. (a)                       345,874
  8,889    Entremed, Inc. (a)                                              6,045
  3,973    Enzo Biochem, Inc. (a)                                         23,917
  7,400    Enzon Pharmaceuticals, Inc. (a)                                75,332
  4,465    EpiCept Corp. (a)                                               9,466
  1,600    Exact Sciences Corp. (a)                                        7,120
 11,500    Exelixis, Inc. (a)                                             69,805
  3,680    Facet Biotech Corp. (a)                                        99,323
    900    GTC Biotherapeutics, Inc. (a)                                     495
  2,400    GTx, Inc. (a)(b)                                                8,016
  6,300    Gen-Probe, Inc. (a)                                           315,000
    566    General Liquidating Trust Certificates (a)                          1
  2,100    Genomic Health, Inc. (a)                                       36,939
     26    Genta, Inc. (a)                                                     1
 21,538    GenVec, Inc. (a)(b)                                            16,800
 14,100    Geron Corp. (a)(b)                                             80,088
  7,300    Halozyme Therapeutics, Inc. (a)                                58,327
  2,300    Harbor BioSciences, Inc. (a)                                    1,185
  1,520    Harvard Bioscience, Inc. (a)                                    5,882
    500    Helicos BioSciences Corp. (a)                                     395
  9,683    Hemispherx Biopharma, Inc. (a)                                  7,165
  1,706    Hi-Tech Pharmacal Co., Inc. (a)                                37,771
 23,000    Human Genome Sciences, Inc. (a)                               694,600
  3,600    Idenix Pharmaceuticals, Inc. (a)                               10,152
  2,100    Idera Pharmaceuticals, Inc. (a)                                13,041
 15,992    Illumina, Inc. (a)(b)                                         622,089
 10,000    ImmunoGen, Inc. (a)                                            80,900
 13,200    Immunomedics, Inc. (a)                                         43,824
  7,500    Impax Laboratories, Inc. (a)                                  134,100
 15,691    Incyte Corp. (a)                                              219,046
  1,000    Infinity Pharmaceuticals, Inc. (a)                              6,100
 13,600    Inovio Biomedical Corp. (a)(b)                                 18,088
 13,600    Insmed, Inc. (a)                                               16,048
  6,300    Inspire Pharmaceuticals, Inc. (a)                              39,312
  6,584    InterMune, Inc. (a)                                           293,449
    300    Ironwood Pharmaceuticals, Inc. (a)                              4,056
  9,900    Isis Pharmaceuticals, Inc. (a)                                108,108
  5,300    Ista Pharmaceuticals, Inc. (a)                                 21,571
  6,200    Javelin Pharmaceuticals, Inc. (a)                               7,998
  2,709    Jazz Pharmaceuticals, Inc. (a)                                 29,528
  4,100    K-V Pharmaceutical Co., Class A (a)                             7,216
  8,751    Keryx Biopharmaceuticals, Inc. (a)                             23,978
  7,700    Lexicon Genetics, Inc. (a)                                     11,396
 10,752    Ligand Pharmaceuticals, Inc., Class B (a)                      18,816
  5,300    Luminex Corp. (a)                                              89,199
  1,167    MAP Pharmaceuticals, Inc. (a)                                  18,544
  3,390    MDRNA, Inc. (a)(b)                                              3,729
  9,700    MannKind Corp. (a)(b)                                          63,632
    654    Matrixx Initiatives, Inc. (a)                                   3,316
  6,900    Maxygen, Inc. (a)                                              45,333
  7,470    Medicines Co. (a)                                              58,565
  7,500    Medicis Pharmaceutical Corp., Class A                         188,700
  4,800    Medivation, Inc. (a)(b)                                        50,352
  7,133    Micromet, Inc. (a)                                             57,635
  8,000    MiddleBrook Pharmaceuticals, Inc. (a)                           2,400
  3,700    Molecular Insight Pharmaceuticals, Inc. (a)(b)                  4,847
  4,300    Momenta Pharmaceuticals, Inc. (a)                              64,371
 12,700    Myriad Genetics, Inc. (a)                                     305,435
  6,400    Myriad Pharmaceuticals, Inc. (a)                               28,928
  6,340    NPS Pharmaceuticals, Inc. (a)                                  31,954
  5,700    Nabi Biopharmaceuticals (a)                                    31,179
 10,500    Nektar Therapeutics (a)                                       159,705
  5,345    Neurocrine Biosciences, Inc. (a)                               13,630
  4,900    Nile Therapeutics, Inc. (a)                                     4,802
 11,006    Novavax, Inc. (a)(b)                                           25,424
  7,967    OSI Pharmaceuticals, Inc. (a)                                 474,435
  2,700    Obagi Medical Products, Inc. (a)                               32,886
    876    OncoGenex Pharmaceutical, Inc. (a)                             17,984
  8,200    Onyx Pharmaceuticals, Inc. (a)                                248,296
 12,291    Opko Health, Inc. (a)                                          24,336
  3,700    Optimer Pharmaceuticals, Inc. (a)                              45,436
  3,008    Orchid Cellmark, Inc. (a)                                       5,715
    380    Ore Pharmaceutical Holdings, Inc. (a)                             133
  6,800    Orexigen Therapeutics, Inc. (a)                                40,052
  4,100    Orthologic Corp. (a)                                            3,690
  2,000    Osiris Therapeutics, Inc. (a)                                  14,800
  2,000    OxiGene, Inc. (a)                                               2,460
 18,700    PDL BioPharma, Inc.                                           116,127
  4,500    Pain Therapeutics, Inc. (a)                                    28,215
 10,600    Palatin Technologies, Inc. (a)                                  2,745
  5,000    Par Pharmaceutical Cos., Inc. (a)                             124,000
  4,600    Penwest Pharmaceuticals Co. (a)                                15,870
  4,160    Peregrine Pharmaceuticals, Inc. (a)(b)                         12,813
 11,100    Perrigo Co.                                                   651,792
  3,849    Pharmacyclics, Inc. (a)                                        24,018
  2,394    Pharmasset, Inc. (a)                                           64,159

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   21

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           PHARMACEUTICALS & BIOTECHNOLOGY (CONCLUDED)
    933    Poniard Pharmaceuticals, Inc. (a)                        $      1,073
  3,300    Pozen, Inc. (a)                                                31,614
  3,900    Prestige Brands Holdings, Inc. (a)                             35,100
  3,200    Progenics Pharmaceuticals, Inc. (a)                            17,056
  6,900    Questcor Pharmaceuticals, Inc. (a)                             56,787
    649    RXi Pharmaceuticals Corp. (a)                                   2,959
    309    Raptor Pharmaceutical Corp. (a)                                   581
  7,500    Regeneron Pharmaceuticals, Inc. (a)                           198,675
  3,300    Repligen Corp. (a)                                             13,398
  1,300    Repros Therapeutics, Inc. (a)                                     878
  5,000    Rexahn Pharmaceuticals, Inc. (a)                                8,100
  4,865    Rigel Pharmaceuticals, Inc. (a)                                38,774
  5,935    SIGA Technologies, Inc. (a)(b)                                 39,349
  7,753    Salix Pharmaceuticals Ltd. (a)                                288,799
  4,200    Sangamo Biosciences, Inc. (a)(b)                               22,764
  9,200    Santarus, Inc. (a)                                             49,496
  9,384    Savient Pharmaceuticals, Inc. (a)                             135,599
  9,654    Sciclone Pharmaceuticals, Inc. (a)                             34,079
  8,244    Seattle Genetics, Inc. (a)                                     98,433
  6,120    Sequenom, Inc. (a)(b)                                          38,617
  3,000    Somaxon Pharmaceuticals, Inc. (a)(b)                           25,950
  7,416    Spectrum Pharmaceuticals, Inc. (a)                             34,188
 18,475    StemCells, Inc. (a)(b)                                         21,431
  5,000    Strategic Diagnostics, Inc. (a)                                 9,500
    900    Sucampo Pharmaceuticals, Inc., Class A (a)                      3,213
  3,130    SuperGen, Inc. (a)                                             10,016
  2,100    Synta Pharmaceuticals Corp. (a)                                 9,051
  5,600    Talecris Biotherapeutics Holdings Corp. (a)                   111,552
  1,815    Targacept, Inc. (a)                                            35,683
  4,400    Techne Corp.                                                  280,236
  8,430    Telik, Inc. (a)                                                 6,995
  5,500    Theravance, Inc. (a)                                           73,260
  2,897    Threshold Pharmaceuticals, Inc. (a)                             5,417
    800    Transcept Pharmaceuticals, Inc. (a)                             6,360
  3,735    Transgenomic, Inc. (a)                                          3,197
  2,900    Trimeris, Inc. (a)                                              7,105
  1,566    Trubion Pharmaceuticals, Inc. (a)                               6,687
 10,700    Unigene Laboratories, Inc. (a)                                  9,416
  6,400    United Therapeutics Corp. (a)                                 354,112
  9,500    Valeant Pharmaceuticals International (a)                     407,645
  3,911    Vanda Pharmaceuticals, Inc. (a)                                45,133
 24,062    Vertex Pharmaceuticals, Inc. (a)                              983,414
  7,500    Vical, Inc. (a)                                                25,200
  8,400    ViroPharma, Inc. (a)                                          114,492
 11,289    Vivus, Inc. (a)(b)                                             98,440
 63,404    XOMA Ltd. (a)                                                  36,210
  3,000    Xenoport, Inc. (a)                                             27,780
  5,900    ZymoGenetics, Inc. (a)                                         33,807
                                                                    ------------
                                                                      15,186,047
                                                                    ------------
           REAL ESTATE INVESTMENT & SERVICES -- 0.6%
    500    American Realty Investors, Inc. (a)                             5,375
    700    Avatar Holdings, Inc. (a)                                      15,218
 32,033    Brookfield Properties Corp.                                   492,027
    300    Consolidated-Tomoka Land Co.                                    9,453
 14,680    Forest City Enterprises, Inc., Class A (a)                    211,539
  5,133    Forestar Group, Inc. (a)                                       96,911
  6,291    Grubb & Ellis Co. (a)                                          13,840
  2,700    HFF, Inc., Class A (a)                                         20,061
  5,680    Hilltop Holdings, Inc. (a)                                     66,740
  5,025    Jones Lang LaSalle, Inc.                                      366,272
  4,000    LoopNet, Inc. (a)                                              44,960
  2,578    Market Leader, Inc. (a)                                         5,156
    400    Maui Land & Pineapple Co., Inc. (a)                             2,492
 12,824    Move, Inc. (a)                                                 26,802
  2,000    Reis, Inc. (a)                                                 11,420
 11,300    The St. Joe Co. (a)                                           365,555
    353    Stratus Properties, Inc. (a)                                    3,491
  1,078    Tejon Ranch Co. (a)                                            32,901
  5,227    Thomas Properties Group, Inc.                                  17,406
    393    Transcontinental Realty Investors, Inc. (a)                     4,920
  1,958    ZipRealty, Inc. (a)                                             9,594
                                                                    ------------
                                                                       1,822,133
                                                                    ------------
           REAL ESTATE INVESTMENT TRUSTS (REITs) -- 6.4%
 19,900    AMB Property Corp.                                            542,076
    200    ARMOUR Residential REIT, Inc.                                   1,638
  3,527    Acadia Realty Trust                                            62,992
  2,200    Agree Realty Corp.                                             50,292
    402    Alexander's, Inc. (a)                                         120,250
  5,273    Alexandria Real Estate Equities, Inc. (c)                     356,455
  7,275    American Campus Communities, Inc.                             201,226
  3,490    American Capital Agency Corp. (b)                              89,344
 71,000    Annaly Capital Management, Inc.                             1,219,780
 17,800    Anworth Mortgage Asset Corp.                                  119,972
  2,700    Apollo Commercial Real Estate Finance, Inc.                    48,627
  4,611    Arbor Realty Trust, Inc. (a)                                   14,940
    485    Arlington Asset Investment Corp.                                8,643
 10,700    Ashford Hospitality Trust, Inc. (a)                            76,719
  4,700    Associated Estates Realty Corp.                                64,813
  7,735    BRE Properties                                                276,526
  2,375    BRT Realty Trust                                               15,675
 10,900    BioMed Realty Trust, Inc.                                     180,286
 14,814    Brandywine Realty Trust                                       180,879
 16,420    CBL & Associates Properties, Inc.                             224,954
  8,957    Camden Property Trust                                         372,880

--------------------------------------------------------------------------------
22    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS (REITs)(CONTINUED)
  2,100    Capital Trust, Inc. (a)                                  $      3,255
  5,971    CapLease, Inc.                                                 33,139
 10,600    Capstead Mortgage Corp.                                       126,776
  4,800    Care Investment Trust, Inc.                                    42,816
  6,477    Cedar Shopping Centers, Inc.                                   51,233
 75,500    Chimera Investment Corp.                                      293,695
  6,700    Cogdell Spencer, Inc.                                          49,580
  6,700    Colonial Properties Trust                                      86,296
  2,800    Colony Financial, Inc. (a)                                     56,000
  8,200    Corporate Office Properties Trust                             329,066
  9,394    Cousins Properties, Inc.                                       78,061
  2,500    Cypress Sharpridge Investments, Inc.                           33,450
 21,600    DCT Industrial Trust, Inc.                                    112,968
 20,568    Developers Diversified Realty Corp.                           250,313
 15,246    DiamondRock Hospitality Co.                                   154,137
  8,800    Digital Realty Trust, Inc.                                    476,960
 12,500    Douglas Emmett, Inc.                                          192,125
 26,375    Duke Realty Corp.                                             327,050
  4,763    Dupont Fabros Technology, Inc.                                102,833
  4,100    Eastgroup Properties, Inc.                                    154,734
 11,390    Education Realty Trust, Inc.                                   65,379
  4,800    Entertainment Properties Trust                                197,424
  3,400    Equity Lifestyle Properties, Inc.                             183,192
  4,643    Equity One, Inc.                                               87,706
  3,900    Essex Property Trust, Inc.                                    350,805
 12,160    Extra Space Storage, Inc.                                     154,189
  5,647    FBR Capital Markets Corp. (a)                                  25,694
  7,440    Federal Realty Investment Trust                               541,706
  6,800    FelCor Lodging Trust, Inc. (a)                                 38,760
  6,700    First Industrial Realty Trust, Inc. (a)                        51,992
  3,000    First Potomac Realty Trust                                     45,090
  7,300    Franklin Street Properties Corp.                              105,339
  1,900    Getty Realty Corp.                                             44,460
  3,000    Gladstone Commercial Corp.                                     43,350
  8,100    Glimcher Realty Trust                                          41,067
  2,300    Government Properties Income Trust                             59,823
  9,039    Gramercy Capital Corp. (a)                                     25,219
 26,000    HRPT Properties Trust                                         202,280
  5,700    Hatteras Financial Corp.                                      146,889
  9,000    Healthcare Realty Trust, Inc.                                 209,610
 18,100    Hersha Hospitality Trust                                       93,758
  9,950    Highwoods Properties, Inc.                                    315,713
  4,900    Home Properties, Inc.                                         229,320
 15,357    Hospitality Properties Trust                                  367,800
  6,400    Inland Real Estate Corp.                                       58,560
  3,300    InvesCo. Mortgage Capital, Inc.                                75,900
 10,615    Investors Real Estate Trust                                    95,747
 16,400    iStar Financial, Inc. (a)(b)                                   75,276
     95    JER Investors Trust, Inc.                                          11
  6,600    Kilroy Realty Corp.                                           203,544
  5,600    Kite Realty Group Trust                                        26,488
  4,400    LTC-Amerivest Liquidating Trust (a)                                 -
  2,000    LTC Properties, Inc.                                           54,120
  8,400    LaSalle Hotel Properties                                      195,720
 10,160    Lexington Corporate Properties Trust                           66,142
 13,460    Liberty Property Trust                                        456,832
 39,200    MFA Financial, Inc.                                           288,512
 11,687    The Macerich Co.                                              447,728
  9,900    Mack-Cali Realty Corp.                                        348,975
  8,442    Maguire Properties, Inc. (a)(b)                                26,001
  7,900    Medical Properties Trust, Inc.                                 82,792
  4,300    Mid-America Apartment Communities, Inc.                       222,697
  5,252    Mission West Properties, Inc.                                  36,134
  6,574    Monmouth Real Estate Investment Corp., Class A                 55,287
  2,757    National Health Investors, Inc.                               106,861
 11,991    National Retail Properties, Inc.                              273,755
 13,700    Nationwide Health Properties, Inc.                            481,555
  3,300    New York Mortgage Trust, Inc.                                  24,915
 10,985    NorthStar Realty Finance Corp.                                 46,247
 12,300    Omega Healthcare Investors, Inc.                              239,727
  1,237    One Liberty Properties, Inc.                                   20,608
  2,860    PMC Commercial Trust                                           20,935
  2,200    PS Business Parks, Inc.                                       117,480
  2,900    Parkway Properties, Inc.                                       54,462
  1,200    Pebblebrook Hotel Trust (a)                                    25,236
  4,399    Pennsylvania Real Estate Investment Trust (b)                  54,856
  1,950    Pennymac Mortgage Investment Trust (a)                         32,390
  8,900    Piedmont Office Realty Trust, Inc.                            176,665
  4,900    Post Properties, Inc.                                         107,898
  5,359    Potlatch Corp.                                                187,779
  8,800    RAIT Investment Trust (a)                                      17,424
  2,254    Ramco-Gershenson Properties Trust                              25,380
  9,771    Rayonier, Inc.                                                443,897
 12,700    Realty Income Corp. (b)                                       389,763
 11,000    Redwood Trust, Inc.                                           169,620
 12,100    Regency Centers Corp.                                         453,387
  7,200    Resource Capital Corp.                                         48,672
  1,339    Roberts Realty Investors, Inc. (a)                              1,714
 10,382    SL Green Realty Corp.                                         594,577
  1,300    Saul Centers, Inc.                                             53,820
 17,500    Senior Housing Properties Trust                               387,625
  2,700    Sovran Self Storage, Inc.                                      94,122
  4,956    Starwood Property Trust, Inc.                                  95,651
 12,974    Strategic Hotel Capital, Inc. (a)                              55,140
  3,600    Sun Communities, Inc.                                          90,720
 10,180    Sunstone Hotel Investors, Inc. (a)                            113,711
  3,151    Supertel Hospitality, Inc. (a)                                  5,514
  5,800    Tanger Factory Outlet Centers, Inc.                           250,328
  7,200    Taubman Centers, Inc.                                         287,424
  2,300    Terreno Realty Corp. (a)                                       45,379

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   23

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
  8,319    U-Store-It Trust                                         $     59,897
 21,264    UDR, Inc.                                                     375,097
  1,980    UMH Properties, Inc.                                           16,177
  1,300    Universal Health Realty Income Trust                           45,942
  1,300    Urstadt Biddle Properties, Inc.                                18,486
    900    Urstadt Biddle Properties, Inc., Class A                       14,229
  3,118    Walter Investment Management Corp.                             49,888
  6,800    Washington Real Estate Investment Trust                       207,740
 14,075    Weingarten Realty Investors                                   303,457
  4,248    Winthrop Realty Trust                                          51,146
                                                                    ------------
                                                                      20,363,781
                                                                    ------------
           SOFTWARE -- 0.0%
 29,100    Primus Telecommunications Escrow                                    -
                                                                    ------------
           SOFTWARE & COMPUTER SERVICES -- 4.7%
  3,600    ACI Worldwide, Inc. (a)                                        74,196
  3,400    AMICAS, Inc. (a)                                               20,468
 14,500    AOL, Inc. (a)                                                 366,560
  3,000    Accelrys, Inc. (a)                                             18,480
  9,500    Actuate Corp. (a)                                              53,105
  1,900    Advent Software, Inc. (a)(b)                                   85,025
  4,300    American Software, Class A                                     24,983
    683    Analysts International Corp. (a)                                1,851
    800    Answers Corp. (a)                                               6,680
 10,813    Ansys, Inc. (a)                                               466,473
  4,300    ArcSight, Inc. (a)                                            121,045
 12,054    Ariba, Inc. (a)                                               154,894
 24,282    Art Technology Group, Inc. (a)                                107,084
  5,700    Aspen Technology, Inc. (a)                                     58,425
  4,600    athenahealth, Inc. (a)                                        168,176
  2,231    Atrinsic, Inc. (a)                                              1,830
  2,000    Authentidate Holding Corp. (a)                                  2,240
  1,150    BSQUARE Corp. (a)                                               2,668
 11,400    BigBand Networks, Inc. (a)                                     40,242
  4,748    Blackbaud, Inc.                                               119,602
  4,500    Blackboard, Inc. (a)                                          187,470
  4,600    Bottomline Technologies, Inc. (a)                              77,418
  4,500    CACI International, Inc., Class A (a)                         219,825
  5,665    CSG Systems International, Inc. (a)                           118,738
 37,900    Cadence Design Systems, Inc. (a)                              252,414
  1,900    Callidus Software, Inc. (a)                                     6,897
  8,665    Cerner Corp. (a)                                              737,045
  3,020    Chordiant Software, Inc. (a)                                   15,311
  3,800    Ciber, Inc. (a)                                                14,212
      1    Cicero, Inc. (a)                                                    -
  7,300    Clearwire Corp., Class A (a)(b)                                52,195
  6,200    Cogent Communications Group, Inc. (a)                          64,542
    700    Communication Intelligence Corp. (a)                               84
  6,100    CommVault Systems, Inc. (a)                                   130,235
  2,100    Computer Programs & Systems, Inc.                              82,068
  5,100    Concur Technologies, Inc. (a)                                 209,151
  5,800    DST Systems, Inc.                                             240,410
  4,200    DealerTrack Holdings, Inc. (a)                                 71,736
  2,613    Delrek, Inc. (a)                                               19,963
    100    Deltathree, Inc., Class A (a)                                      22
  2,500    DemandTec, Inc. (a)                                            17,375
  3,000    Diamond Management & Technology Consultants, Inc.              23,550
  1,700    Digimarc Corp. (a)                                             29,359
  5,056    Digital River, Inc. (a)                                       153,197
  4,500    DivX, Inc. (a)                                                 32,220
  4,900    Double-Take Software, Inc. (a)                                 43,659
  1,400    Dynamics Research Corp. (a)                                    15,778
  3,400    EPIQ Systems, Inc. (a)                                         42,262
 16,900    EarthLink, Inc.                                               144,326
  4,638    Ebix, Inc. (a)(b)                                              74,069
  6,000    Eclipsys Corp. (a)                                            119,280
     20    Egain Communications Corp. (a)                                     18
  5,700    Epicor Software Corp. (a)                                      54,492
  4,729    Equinix, Inc. (a)                                             460,321
      2    Evolve Software, Inc. (a)                                           -
  1,600    Evolving Systems, Inc. (a)                                     11,040
  5,151    Fair Isaac Corp.                                              130,526
  5,800    FalconStor Software, Inc. (a)                                  20,184
  2,000    Forrester Research, Inc. (a)                                   60,140
    200    Fortinet, Inc. (a)                                              3,516
  1,203    GSE Systems, Inc. (a)                                           6,508
  7,180    Gartner, Inc., Class A (a)                                    159,683
  3,000    Guidance Software, Inc. (a)                                    17,250
  7,300    The Hackett Group, Inc. (a)                                    20,294
 13,750    IAC/InterActiveCorp. (a)                                      312,675
  2,100    ICF International, Inc. (a)                                    52,164
  4,600    iGate Corp.                                                    44,758
  1,800    Imergent, Inc.                                                 12,114
  4,800    Immersion Corp. (a)                                            24,000
 12,400    Informatica Corp. (a)                                         333,064
  6,140    Infospace, Inc. (a)                                            67,847
  4,300    Innodata Corp. (a)                                             17,415
  8,945    Inter Allscripts - Misys Healthcare Solutions, Inc. (a)       174,964
  2,100    Interactive Intelligence, Inc. (a)                             39,249
  9,610    Internap Network Services Corp. (a)                            53,816
  4,275    Internet Capital Group, Inc. (a)                               36,124
  5,900    Ipass, Inc.                                                     6,785
  5,100    Isilon Systems, Inc. (a)                                       43,911
  7,000    j2 Global Communications, Inc. (a)                            163,800
  6,066    JDA Software Group, Inc. (a)                                  168,756
  4,000    Kenexa Corp. (a)                                               55,000
  3,600    Keynote Systems, Inc.                                          41,004
 14,700    Lawson Software, Inc. (a)                                      97,167

--------------------------------------------------------------------------------
24    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           SOFTWARE & COMPUTER SERVICES (CONCLUDED)
  5,600    LivePerson, Inc. (a)                                     $     42,952
    900    LogMeIn, Inc. (a)                                              18,621
  1,342    LookSmart, Ltd. (a)                                             1,382
 11,071    Magma Design Automation, Inc. (a)(b)                           28,785
  4,000    Manhattan Associates, Inc. (a)                                101,920
    688    Mastech Holdings, Inc. (a)                                      3,000
  4,700    MedAssets, Inc. (a)                                            98,700
  3,800    Medidata Solutions, Inc. (a)                                   57,760
 10,200    Mentor Graphics Corp. (a)                                      81,804
  3,500    Merge Healthcare, Inc. (a)                                      7,245
  1,490    MicroStrategy, Inc., Class A (a)                              126,754
  1,100    Monotype Imaging Holdings, Inc. (a)                            10,703
  1,800    NCI, Inc., Class A (a)                                         54,414
  4,000    NIC, Inc.                                                      31,480
  1,143    NaviSite, Inc. (a)                                              2,938
  2,900    NetScout Systems, Inc. (a)                                     42,891
     20    NetSol Technologies, Inc. (a)                                      17
  1,600    NetSuite, Inc. (a)                                             23,264
 28,870    Nuance Communications, Inc. (a)                               480,397
  6,061    Openwave Systems, Inc. (a)                                     13,940
  3,600    Opnet Technologies, Inc.                                       58,032
  2,300    PC-Tel, Inc. (a)                                               14,214
  2,280    PDF Solutions, Inc. (a)                                         9,941
  4,591    PLATO Learning, Inc. (a)                                       25,526
  1,800    PROS Holdings, Inc. (a)                                        17,784
 16,300    Parametric Technology Corp. (a)                               294,215
  2,400    Pegasystems, Inc.                                              88,800
  3,400    Perficient, Inc. (a)                                           38,318
  7,500    Phase Forward, Inc. (a)                                        98,025
  3,200    Phoenix Technologies Ltd. (a)                                  10,304
  5,885    Premiere Global Services, Inc. (a)                             48,610
  4,400    Progress Software Corp. (a)                                   138,292
  1,700    QAD, Inc.                                                       8,925
  2,800    Quality Systems, Inc. (b)                                     172,032
  9,600    Quest Software, Inc. (a)                                      170,784
 10,100    Rackspace Hosting, Inc. (a)                                   189,173
  1,700    Renaissance Learning, Inc.                                     27,591
  4,100    RightNow Technologies, Inc. (a)                                73,226
  2,900    RiskMetrics Group, Inc. (a)                                    65,569
  1,200    Rosetta Stone, Inc. (a)                                        28,536
 13,599    Rovi Corp. (a)                                                504,931
  6,000    S1 Corp. (a)                                                   35,400
  4,392    SAVVIS, Inc. (a)                                               72,468
  4,300    SRA International, Inc., Class A (a)                           89,397
  2,800    SRS Labs, Inc. (a)                                             27,832
  3,529    Saba Software, Inc. (a)                                        17,469
  9,600    Sapient Corp.                                                  87,744
    100    Scientific Learning Corp. (a)                                     480
    570    Selectica, Inc. (a)                                             2,822
  3,200    Smith Micro Software, Inc. (a)                                 28,288
  4,800    SolarWinds, Inc. (a)                                          103,968
  8,100    Solera Holdings, Inc.                                         313,065
  4,826    Sonic Solutions, Inc. (a)                                      45,220
  3,600    Sourcefire, Inc. (a)                                           82,620
  1,900    Stanley, Inc. (a)                                              53,751
  6,000    SuccessFactors, Inc. (a)                                      114,240
  5,000    Support.com, Inc. (a)                                          16,350
  3,500    Switch and Data Facilities Co., Inc. (a)(b)                    62,160
 10,555    Sybase, Inc. (a)                                              492,074
  2,400    Synchronoss Technologies, Inc. (a)                             46,488
 19,905    Synopsys, Inc. (a)                                            445,275
  2,400    Syntel, Inc.                                                   92,328
 24,667    TIBCO Software, Inc. (a)                                      266,157
  4,800    Taleo Corp., Class A (a)                                      124,368
  2,300    TechTeam Global, Inc. (a)                                      15,571
  7,900    TeleCommunication Systems, Inc., Class A (a)                   57,907
  3,000    Terremark Worldwide, Inc. (a)                                  21,030
  4,000    Tyler Technologies, Inc. (a)                                   74,960
  3,100    Ultimate Software Group, Inc. (a)                             102,145
    100    Unica Corp. (a)                                                   889
  4,550    Unisys Corp. (a)                                              158,749
  8,974    United Online, Inc.                                            67,126
  3,300    VASCO Data Security International, Inc. (a)                    27,225
  7,147    VMware, Inc. (a)                                              380,935
  4,400    VirnetX Holding Corp. (a)                                      21,120
  2,700    Virtusa Corp. (a)                                              27,837
  3,400    Vital Images, Inc. (a)                                         54,978
  2,300    Vocus, Inc. (a)                                                39,215
  8,671    Wave Systems Corp., Class A (a)                                34,684
  5,723    Web.Com Group, Inc. (a)                                        31,190
  4,700    Websense, Inc. (a)                                            107,019
    125    Zanett, Inc. (a)                                                  249
 15,000    Zix Corp. (a)(b)                                               34,650
                                                                    ------------
                                                                      14,966,661
                                                                    ------------
           SUPPORT SERVICES -- 4.2%
  6,000    3PAR, Inc. (a)                                                 60,000
  5,000    ABM Industries, Inc.                                          106,000
  2,000    A.M. Castle & Co.                                              26,160
  4,420    AMN Healthcare Services, Inc. (a)                              38,896
    500    AMREP Corp. (a)                                                 7,265
  3,400    APAC Customer Services, Inc. (a)                               19,550
  1,100    ATG, Inc. (a)                                                       -
  3,300    Acacia Research - Acacia Technologies (a)                      35,739
  2,500    Administaff, Inc.                                              53,350
  2,800    The Advisory Board Co. (a)                                     88,200
 11,895    Aecom Technology Corp. (a)                                    337,461
  7,113    Alliance Data Systems Corp. (a)(b)                            455,161
  1,000    American Caresource Holdings, Inc. (a)                          1,770
  1,500    American Dental Partners, Inc. (a)                             19,575
  4,200    American Reprographics Co. (a)                                 37,674
  4,300    Applied Industrial Technologies, Inc.                         106,855

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   25

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           SUPPORT SERVICES (CONTINUED)
 18,770    Arcadia Resources, Inc. (a)                              $      7,452
  4,100    Barnes Group, Inc.                                             79,745
    800    Barrett Business Services, Inc.                                10,848
  1,900    Black Box Corp.                                                58,444
  3,109    Bowne & Co., Inc.                                              34,696
  6,600    The Brink's Co.                                               186,318
  5,300    Brink's Home Security Holdings, Inc. (a)                      225,515
 17,000    Broadridge Financial Solutions LLC                            363,460
  6,545    CBIZ, Inc. (a)                                                 43,001
  1,500    CDI Corp.                                                      21,990
  1,400    COMSYS IT Partners, Inc. (a)                                   24,472
  1,400    CRA International, Inc. (a)                                    32,088
  1,324    Cardtronics, Inc. (a)                                          16,643
  6,600    Casella Waste Systems, Inc. (a)                                33,198
    500    Cass Information Systems, Inc.                                 15,575
  5,463    Cenveo, Inc. (a)                                               47,310
  1,641    Champion Industries, Inc. (a)                                   2,051
  3,100    Clean Harbors, Inc. (a)                                       172,236
  4,600    Coinstar, Inc. (a)(b)                                         149,500
  4,400    Comfort Systems USA, Inc.                                      54,956
  1,700    Consolidated Graphics, Inc. (a)                                70,397
 16,900    Convergys Corp. (a)                                           207,194
  2,800    Cornell Cos., Inc. (a)                                         51,268
  5,500    Corporate Executive Board Co.                                 146,245
 15,800    Corrections Corp. of America (a)                              313,788
  2,400    CoStar Group, Inc. (a)                                         99,648
  3,200    Crawford & Co., Class B (a)                                    13,024
  3,600    Cross Country Healthcare, Inc. (a)                             36,396
  9,150    CyberSource Corp. (a)                                         161,406
  1,600    DXP Enterprises, Inc. (a)                                      20,432
  5,300    Deluxe Corp.                                                  102,926
  3,100    Dice Holdings, Inc. (a)                                        23,560
  2,800    DigitalGlobe, Inc. (a)                                         78,260
  2,500    Document Security Systems, Inc. (a)                             9,725
  2,600    DynCorp. International, Inc. (a)                               29,874
    700    ENGlobal Corp. (a)                                              1,939
     40    eLoyalty Corp. (a)                                                225
  4,259    Emdeon, Inc., Class A (a)                                      70,359
  8,400    EnergySolutions, Inc.                                          54,012
  2,300    Ennis, Inc.                                                    37,421
  5,245    Euronet Worldwide, Inc. (a)                                    96,665
  2,300    ExlService Holdings, Inc. (a)                                  38,364
  1,700    Exponent, Inc. (a)                                             48,484
  7,150    FTI Consulting, Inc. (a)                                      281,138
  3,300    Franklin Covey Co. (a)                                         26,202
    300    Frontline Capital Group (a)                                         -
  4,100    Fuel Tech, Inc. (a)                                            32,882
  2,100    Furmamite Corp. (a)                                            10,899
  3,500    G&K Services, Inc., Class A                                    90,580
  3,400    GP Strategies Corp. (a)                                        28,424
  7,189    Genpact Ltd. (a)                                              120,560
  7,800    The Geo Group, Inc. (a)                                       154,596
  2,300    GeoEye, Inc. (a)                                               67,850
  4,400    Global Cash Access, Inc. (a)                                   35,948
 10,920    Global Payments, Inc.                                         497,406
  5,558    Harris Interactive, Inc. (a)                                    6,725
  3,700    Heartland Payment Systems, Inc.                                68,820
  2,800    Heidrick & Struggles International, Inc.                       78,484
 11,346    Hewitt Associates, Inc., Class A (a)                          451,344
  2,122    Hudson Highland Group, Inc. (a)                                 9,337
  3,400    Huron Consulting Group, Inc. (a)                               69,020
  4,400    Innerworkings, Inc. (a)                                        22,880
  3,600    Interline Brands, Inc. (a)                                     68,904
 11,800    Jack Henry & Associates, Inc.                                 283,908
  2,895    Kaman Corp., Class A                                           72,404
  4,900    Kelly Services, Inc., Class A (a)                              81,634
  4,070    Kforce, Inc. (a)                                               61,905
  6,600    Korn/Ferry International (a)                                  116,490
  3,900    LECG Corp. (a)                                                 11,622
    534    Lawson Products, Inc.                                           8,261
 12,400    Lender Processing Services, Inc.                              468,100
  1,000    Lincoln Educational Services Corp. (a)                         25,300
  9,400    Lionbridge Technologies, Inc. (a)                              34,122
  1,600    M&F Worldwide Corp. (a)                                        48,960
  2,700    MAXIMUS, Inc.                                                 164,511
  5,000    MSC Industrial Direct Co., Class A                            253,600
  1,400    MWI Veterinary Supply, Inc. (a)                                56,560
    780    Management Network Group, Inc. (a)                              2,020
 10,516    Manpower, Inc.                                                600,674
  2,188    McGrath RentCorp                                               53,015
  7,500    Metalico, Inc. (a)                                             44,925
    900    Michael Baker Corp. (a)                                        31,032
  2,500    Mistras Group, Inc. (a)                                        24,975
  3,466    Mobile Mini, Inc. (a)                                          53,688
  5,070    Moduslink Global Solutions, Inc. (a)                           42,740
 18,300    Nalco Holding Co.                                             445,239
  5,200    Navigant Consulting, Inc. (a)                                  63,076
  8,400    NeuStar, Inc., Class A (a)                                    211,680
  3,200    Odyssey Marine Exploration, Inc. (a)                            4,192
  3,217    On Assignment, Inc. (a)                                        22,937
  1,900    Online Resources Corp. (a)                                      7,657
     60    Onvia, Inc. (a)                                                   481
  4,070    PRGX Global, Inc. (a)                                          23,891
  1,500    Park-Ohio Holdings Corp. (a)                                   13,185
    700    Perma-Fix Environmental Services (a)                            1,568
     25    Pfsweb, Inc. (a)                                                   71
  4,300    PowerSecure International, Inc. (a)                            33,884
  1,175    Protection One, Inc. (a)                                       13,442
  1,400    RINO International Corp. (a)(b)                                33,222
  4,900    RSC Holdings, Inc. (a)(b)                                      39,004
    365    Rentrak Corp. (a)                                               7,866
  4,900    Resources Connection, Inc. (a)                                 93,933
  5,700    SFN Group, Inc. (a)                                            45,657
  6,153    SYKES Enterprises, Inc. (a)                                   140,535

--------------------------------------------------------------------------------
26    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           SUPPORT SERVICES (CONCLUDED)
  3,150    Schnitzer Steel Industries, Inc., Class A                $    165,469
  3,300    School Specialty, Inc. (a)                                     74,943
  3,400    Sharps Compliance Corp. (a)                                    22,236
  1,800    The Standard Register Co.                                       9,630
    800    Startek, Inc. (a)                                               5,560
  2,400    Symyx Technologies, Inc. (a)                                   10,776
  2,100    Team, Inc. (a)                                                 34,839
  4,000    TeleTech Holdings, Inc. (a)                                    68,320
  9,025    Tetra Tech, Inc. (a)                                          207,936
  2,000    Thomas Group, Inc. (a)                                          1,300
  2,000    Tier Technologies, Inc., Class B (a)                           15,920
  5,440    Towers Watson & Co.                                           258,400
  5,100    TrueBlue, Inc. (a)                                             79,050
 10,227    URS Corp. (a)                                                 507,361
  2,360    US Ecology, Inc.                                               37,996
  2,200    Unifirst Corp.                                                113,300
  9,860    United Rentals, Inc. (a)                                       92,487
  2,600    United Stationers, Inc. (a)                                   153,010
  2,655    Universal Technical Institute, Inc. (a)                        60,587
 10,300    Verisk Analytics, Inc. (a)                                    290,460
  2,250    Viad Corp.                                                     46,237
  1,600    Volt Information Sciences, Inc. (a)                            16,336
 10,125    Waste Connections, Inc. (a)                                   343,845
  4,300    Wright Express Corp. (a)                                      129,516
                                                                    ------------
                                                                      13,294,245
                                                                    ------------
           TECHNOLOGY HARDWARE & EQUIPMENT -- 7.5%
 47,590    3Com Corp. (a)                                                365,967
  2,200    3D Systems Corp. (a)                                           30,030
 14,307    ADC Telecommunications, Inc. (a)                              104,584
  3,500    ATMI, Inc. (a)                                                 67,585
  3,201    AXT, Inc. (a)                                                  10,211
  5,500    Acme Packet, Inc. (a)                                         106,040
  2,900    Actel Corp. (a)                                                40,165
 19,400    Adaptec, Inc. (a)                                              63,438
  9,080    Adtran, Inc.                                                  239,258
  5,000    Advanced Analogic Technologies, Inc. (a)                       17,450
  3,500    Advanced Energy Industries, Inc. (a)                           57,960
  3,300    Agilysys, Inc.                                                 36,861
  2,000    Airvana, Inc. (a)                                              15,320
  7,677    Alliance Fiber Optic Products, Inc.                            11,055
 12,510    Amkor Technology, Inc. (a)                                     88,446
  2,800    Amtech Systems, Inc. (a)                                       28,252
 11,700    Anadigics, Inc. (a)                                            56,862
 10,875    Applied Micro Circuits Corp. (a)                               93,851
 14,298    Arris Group, Inc. (a)                                         171,719
  7,000    Aruba Networks, Inc. (a)                                       95,620
  8,172    Atheros Communications, Inc. (a)                              316,338
 56,800    Atmel Corp. (a)                                               285,704
  2,200    Audiovox Corp., Class A (a)                                    17,116
  3,100    AuthenTec, Inc. (a)                                             6,665
  8,900    Aviat Networks, Inc. (a)                                       59,007
    900    Aware, Inc. (a)                                                 2,160
 19,500    Axcelis Technologies, Inc. (a)                                 32,370
  4,948    Bell Microproducts, Inc. (a)                                   34,537
  5,840    Blue Coat Systems, Inc. (a)                                   181,274
 10,759    Brightpoint, Inc. (a)                                          81,015
 57,757    Brocade Communications Systems, Inc. (a)                      329,792
  6,782    Brooks Automation, Inc. (a)                                    59,817
  2,600    Cabot Microelectronics Corp. (a)                               98,358
  4,958    CalAmp Corp. (a)                                               13,932
  5,300    Cavium Networks, Inc. (a)                                     131,758
  2,103    Ceva, Inc. (a)                                                 24,521
 11,843    Ciena Corp. (a)                                               180,487
 10,600    Cirrus Logic, Inc. (a)                                         88,934
  2,400    Cohu, Inc.                                                     33,048
  2,800    Compellent Technologies, Inc. (a)                              49,140
  4,100    Comtech Telecommunications Corp. (a)                          131,159
  1,102    Concurrent Computer Corp. (a)                                   6,337
  6,159    Conexant Systems, Inc. (a)                                     20,941
  3,675    Cray, Inc. (a)                                                 21,866
 12,041    Cree, Inc. (a)                                                845,519
 31,790    Crown Castle International Corp. (a)                        1,215,332
  4,505    Cymer, Inc. (a)                                               168,037
 20,153    Cypress Semiconductor Corp. (a)                               231,760
  3,900    DSP Group, Inc. (a)                                            32,487
    100    Dataram Corp. (a)                                                 244
  7,673    Diebold, Inc.                                                 243,694
  2,800    Digi International, Inc. (a)                                   29,792
  3,450    Diodes, Inc. (a)                                               77,280
  5,500    Ditech Networks, Inc. (a)                                       8,965
  6,865    Dot Hill Systems Corp. (a)                                     10,229
  4,133    Dycom Industries, Inc. (a)                                     36,246
  3,700    EF Johnson Technologies, Inc. (a)                               3,450
  2,000    EMS Technologies, Inc. (a)                                     33,200
  4,673    EchoStar Holding Corp. (a)                                     94,768
  5,600    Electronics for Imaging, Inc. (a)                              65,128
  2,301    eMagin Corp. (a)                                                8,652
  8,600    Emcore Corp. (a)                                               10,406
 11,000    Emulex Corp. (a)                                              146,080
  1,606    EndWare Corp. (a)                                               4,417
 13,836    Entegris, Inc. (a)                                             69,733
    766    Entorian Technologies, Inc. (a)                                 1,907
  5,700    Entropic Communications, Inc. (a)                              28,956
  5,457    Exar Corp. (a)                                                 38,472
 13,000    Extreme Networks, Inc. (a)                                     39,910
 10,500    F5 Networks, Inc. (a)                                         645,855
  9,000    FSI International, Inc. (a)                                    34,830
 16,602    Fairchild Semiconductor International, Inc. (a)               176,811
  9,016    Finisar Corp. (a)                                             141,641
  7,600    Formfactor, Inc. (a)                                          134,976
  4,500    Fusion Telecommunications International, Inc. (a)                 450

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   27

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
  2,700    GSI Technology, Inc. (a)                                 $     12,582
  1,700    GTSI Corp. (a)                                                  9,435
  3,800    Gerber Scientific, Inc. (a)                                    23,598
  2,300    Globecomm Systems, Inc. (a)                                    17,687
 10,500    Harmonic, Inc. (a)                                             66,255
  2,100    Hittite Microwave Corp. (a)                                    92,337
    900    Hughes Communications, Inc. (a)                                25,065
  5,295    Hutchinson Technology, Inc. (a)                                33,041
  3,100    Hypercom Corp. (a)                                             11,966
 18,206    ICO Global Communications Holdings Ltd. (a)                    21,847
  1,600    ID Systems, Inc. (a)                                            4,784
  4,128    iGO, Inc. (a)                                                   8,297
  2,700    IXYS Corp. (a)                                                 23,058
  5,800    Ikanos Communications, Inc. (a)                                17,400
  3,300    Imation Corp. (a)                                              36,333
 10,300    Infinera Corp. (a)                                             87,756
  3,600    Infosonics Corp. (a)                                            3,348
 22,230    Ingram Micro, Inc., Class A (a)                               390,137
  4,500    Insight Enterprises, Inc. (a)                                  64,620
  4,380    Integral Systems, Inc. (a)                                     42,179
 25,670    Integrated Device Technology, Inc. (a)                        157,357
  5,470    Integrated Silicon Solutions, Inc. (a)                         57,709
  6,100    InterDigital, Inc. (a)                                        169,946
  5,000    Intermec, Inc. (a)                                             70,900
  7,900    International Rectifier Corp. (a)                             180,910
 17,515    Intersil Corp., Class A                                       258,521
  2,600    Ixia (a)                                                       24,102
  3,100    KVH Industries, Inc. (a)                                       40,889
  4,500    Kopin Corp. (a)                                                16,650
 11,200    Kulicke & Soffa Industries, Inc. (a)                           81,200
  4,968    LRAD Corp. (a)                                                  7,651
 22,835    LTX-Credence Corp. (a)                                         69,190
 15,500    Lam Research Corp. (a)                                        578,460
  1,124    Lantronix, Inc. (a)                                             4,001
  2,995    LaserCard Corp. (a)                                            18,839
 22,370    Lattice Semiconductor Corp. (a)                                82,098
  7,100    Limelight Networks, Inc. (a)                                   25,986
  1,400    Loral Space & Communications Ltd. (a)                          49,168
 10,300    MIPS Technologies, Inc. (a)                                    45,938
  6,953    MKS Instruments, Inc. (a)                                     136,209
 62,800    Marvell Technology Group Ltd. (a)                           1,279,864
  5,100    Mastec, Inc. (a)                                               64,311
  5,200    Mattson Technology, Inc. (a)                                   24,024
 41,400    Maxim Integrated Products, Inc.                               802,746
  2,095    Mercury Computer Systems, Inc. (a)                             28,743
  7,660    Micrel, Inc.                                                   81,656
  9,400    Micros Systems, Inc. (a)                                      309,072
  8,917    Microsemi Corp. (a)                                           154,621
  2,000    Microtune, Inc. (a)                                             5,460
  5,593    Mindspeed Technologies, Inc. (a)                               44,800
  5,700    Monolithic Power Systems, Inc. (a)                            127,110
  1,855    MoSys, Inc. (a)                                                 7,439
 21,674    NCR Corp. (a)                                                 299,101
  4,500    NETGEAR, Inc. (a)                                             117,450
  3,600    Nanometrics, Inc. (a)                                          34,128
  1,850    NetList, Inc. (a)                                               6,660
  5,800    Netlogic Microsystems, Inc. (a)                               170,694
  7,500    Network Engines, Inc. (a)                                      14,025
  1,800    Network Equipment Technologies, Inc. (a)                        9,918
  4,771    Neutral Tandem, Inc. (a)                                       76,241
 26,600    Nextwave Wireless, Inc. (a)                                    12,505
  5,930    Novatel Wireless, Inc. (a)                                     39,909
 52,581    ON Semiconductor Corp. (a)                                    420,648
    600    Occam Networks, Inc. (a)                                        3,936
 21,377    Oclaro, Inc. (a)                                               58,787
  7,672    Omnivision Technologies, Inc. (a)                             131,805
  2,200    Oplink Communications, Inc. (a)                                40,788
  3,400    OpNext, Inc. (a)                                                8,024
    589    Optical Cable Corp. (a)                                         1,967
  1,956    Overland Storage, Inc. (a)                                      4,401
  1,000    PAR Technology Corp. (a)                                        6,050
  3,000    PC Connection, Inc. (a)                                        18,600
  2,900    PLX Technology, Inc. (a)                                       15,283
 27,100    PMC-Sierra, Inc. (a)                                          241,732
 20,608    Palm, Inc. (a)(b)                                              77,486
  1,200    ParkerVision, Inc. (a)                                          2,040
    538    Peco II, Inc. (a)                                               3,126
  1,109    Performance Technologies, Inc. (a)                              2,950
  3,200    Pericom Semiconductor Corp. (a)                                34,272
  8,900    Photronics, Inc. (a)                                           45,301
  1,100    Pixelworks, Inc. (a)                                            6,325
  5,400    Plantronics, Inc.                                             168,912
 11,629    Polycom, Inc. (a)                                             355,615
  4,300    Power Integrations, Inc.                                      177,160
    400    Preformed Line Products Co.                                    15,260
  4,011    Presstek, Inc. (a)                                             17,969
 21,539    Quantum Corp. (a)                                              56,648
  2,750    QuickLogic Corp. (a)                                            7,975
 30,886    RF Micro Devices, Inc. (a)                                    153,812
  3,100    Radiant Systems, Inc. (a)                                      44,237
  2,800    Radisys Corp. (a)                                              25,088
 13,800    Rambus, Inc. (a)(b)                                           301,530
  1,600    Rimage Corp. (a)                                               23,136
  7,600    Riverbed Technology, Inc. (a)                                 215,840
  5,828    Rudolph Technologies, Inc. (a)                                 49,946
 16,100    SBA Communications Corp., Class A (a)                         580,727
  1,712    SCM Microsystems, Inc. (a)                                      3,253
  4,492    STEC, Inc. (a)(b)                                              53,814
  2,000    SYNNEX Corp. (a)                                               59,120
  2,900    ScanSource, Inc. (a)                                           83,462
  3,100    SeaChange International, Inc. (a)                              22,258
 66,332    Seagate Technology Holdings                                 1,211,222
  6,300    Semtech Corp. (a)                                             109,809

--------------------------------------------------------------------------------
28    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           TECHNOLOGY HARDWARE & EQUIPMENT (CONCLUDED)
  1,700    Shoretel, Inc. (a)                                       $     11,237
  5,100    Sigma Designs, Inc. (a)                                        59,823
  5,400    Silicon Graphics InternationalCorp. (a)                        57,726
  8,200    Silicon Image, Inc. (a)                                        24,764
  5,700    Silicon Laboratories, Inc. (a)                                271,719
  6,000    Silicon Storage Technology, Inc. (a)                           18,240
 23,664    Skyworks Solutions, Inc. (a)                                  369,158
  3,200    Smart Modular Technologies WWH, Inc. (a)                       24,672
    650    Sonic Foundry, Inc. (a)                                         4,908
  9,600    SonicWALL, Inc. (a)                                            83,424
 26,675    Sonus Networks, Inc. (a)                                       69,622
  2,400    Standard Microsystems Corp. (a)                                55,872
  3,240    Stratasys, Inc. (a)                                            78,991
  3,900    Super Micro Computer, Inc. (a)                                 67,392
  1,818    Superconductor Technologies, Inc. (a)                           5,345
  2,400    Supertex, Inc. (a)                                             61,416
  2,030    Sycamore Networks, Inc.                                        40,823
  4,876    Symmetricom, Inc. (a)                                          28,427
  4,844    Synaptics, Inc. (a)(b)                                        133,743
  7,300    Syniverse Holdings, Inc. (a)                                  142,131
  1,200    Systemax, Inc.                                                 26,088
  2,800    TNS, Inc. (a)                                                  62,440
  7,100    Tech Data Corp. (a)                                           297,490
  1,900    Techwell, Inc. (a)                                             35,530
  2,046    Tegal Corp. (a)                                                 2,394
 10,100    Tekelec (a)                                                   183,416
  4,030    Telular Corp. (a)                                              12,251
  5,500    Tessera Technologies, Inc. (a)                                111,540
  1,140    Transact Technologies, Inc. (a)                                 8,299
  2,816    Transwitch Corp. (a)                                            7,885
  6,900    Trident Microsystems, Inc. (a)                                 12,006
 22,470    TriQuint Semiconductor, Inc. (a)                              157,290
  3,700    Ultra Clean Holdings, Inc. (a)                                 31,524
  3,900    Ultratech, Inc. (a)                                            53,040
 11,000    UTStarcom, Inc. (a)(b)                                         30,690
  9,350    Varian Semiconductor Equipment Associates, Inc.(a)            309,672
  3,300    Veraz Networks, Inc. (a)                                        3,300
  9,000    VeriFone Holdings, Inc. (a)                                   181,890
  4,900    Viasat, Inc. (a)                                              169,589
  2,300    Virage Logic Corp. (a)                                         18,078
  4,200    Volterra Semiconductor Corp. (a)                              105,420
  9,681    Westell Technologies, Inc., Class A (a)                        13,747
  3,100    White Electronic Designs Corp. (a)                             21,700
    200    WorldGate Communications, Inc. (a)                                100
  4,204    Zhone Technologies, Inc. (a)                                   11,561
  5,661    Zoran Corp. (a)                                                60,912
                                                                    ------------
                                                                      23,661,702
                                                                    ------------
           TOBACCO -- 0.2%
 13,500    Alliance One International, Inc. (a)                           68,715
  2,400    Schweitzer-Mauduit International, Inc.                        114,144
 12,395    Star Scientific, Inc. (a)                                      31,607
  3,645    Universal Corp.                                               192,055
  6,336    Vector Group Ltd.                                              97,765
                                                                    ------------
                                                                         504,286
                                                                    ------------
           TRAVEL & LEISURE -- 4.3%
  2,800    AFC Enterprises, Inc. (a)                                      30,044
 42,193    AMR Corp. (a)(c)                                              384,378
 17,453    AirTran Holdings, Inc. (a)                                     88,661
  3,900    Alaska Air Group, Inc. (a)                                    160,797
  4,038    All-American SportPark, Inc. (a)                                  509
  2,200    Allegiant Travel Co. (a)(b)                                   127,292
  2,500    Ambassadors Group, Inc.                                        27,625
  1,800    Ambassadors International, Inc. (a)                               936
    100    American, Classic Voyages Co. (a)                                   -
  2,600    Ameristar Casinos, Inc.                                        47,372
 13,773    Avis Budget Group, Inc. (a)                                   158,390
  3,800    BJ's Restaurants, Inc. (a)                                     88,540
  6,700    Bally Technologies, Inc. (a)                                  271,618
    615    Benihana, Inc. (a)                                              4,200
  2,630    Benihana, Inc., Class A (a)                                    17,095
  1,100    Bluegreen Corp. (a)                                             3,597
  3,300    Bob Evans Farms, Inc.                                         102,003
    210    Bowl America, Inc., Class A                                     2,730
  6,100    Boyd Gaming Corp. (a)(b)                                       60,268
 12,600    Brinker International, Inc.                                   242,928
  2,900    Buffalo Wild Wings, Inc. (a)                                  139,519
 12,000    Burger King Holdings, Inc.                                    255,120
  2,650    CEC Entertainment, Inc. (a)                                   100,939
  5,600    CKE Restaurants, Inc.                                          61,992
  4,900    California Pizza Kitchen, Inc. (a)                             82,271
  2,500    Carmike Cinemas, Inc. (a)                                      34,675
  5,916    Century Casinos, Inc. (a)                                      14,790
  8,317    The Cheesecake Factory, Inc. (a)                              225,058
  3,800    Chipotle Mexican Grill, Inc., Class A (a)                     428,146
  3,400    Choice Hotels International, Inc.                             118,354
    800    Churchill Downs, Inc.                                          30,000
  4,169    Cinemark Holdings, Inc.                                        76,459
 18,216    Continental Airlines, Inc., Class B (a)                       400,206
  6,845    Cosi, Inc. (a)(b)                                               6,058
  3,315    Cracker Barrel Old Country Store, Inc.                        153,750
 99,907    Delta Air Lines, Inc. (a)                                   1,457,643
 10,600    Denny's Corp. (a)                                              40,704
  5,943    Diamondhead Casino Corp. (a)                                    6,002
  1,700    DineEquity, Inc. (a)                                           67,201
  3,409    Dollar Thrifty Automotive Group, Inc. (a)                     109,531
  4,800    Domino's Pizza, Inc. (a)                                       65,472

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   29

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

 SHARES    COMMON STOCKS                                                VALUE
--------------------------------------------------------------------------------

           TRAVEL & LEISURE (CONCLUDED)
  3,116    Dover Downs Gaming & Entertainment, Inc.                 $     12,339
  4,712    Dover Motorsports, Inc.                                         9,707
  1,100    Einstein Noah Restaurant Group, Inc. (a)                       13,365
  7,758    Elixir Gaming Technologies, Inc. (a)                            1,924
  5,300    Empire Resorts, Inc. (a)                                        9,646
    714    ExpressJet Holdings, Inc. (a)                                   2,692
  2,500    Famous Dave's of America, Inc. (a)                             20,125
    200    Flanigan's Enterprises, Inc. (a)                                1,320
  3,662    Full House Resorts, Inc. (a)                                   10,510
  1,400    Gaming Partners International Corp.                             8,666
  3,820    Gaylord Entertainment Co. (a)                                 111,888
    700    Great Lakes Aviation Ltd. (a)                                     966
  4,000    Great Wolf Resorts, Inc. (a)                                   12,720
  6,302    Hawaiian Holdings, Inc. (a)                                    46,446
 22,913    Hertz Global Holdings, Inc. (a)(b)                            228,901
  5,100    Hyatt Hotels Corp. (a)                                        198,696
    800    InnSuites Hospitality Trust                                       960
  3,200    International Speedway Corp., Class A                          82,464
  4,089    Interval Leisure Group, Inc. (a)                               59,536
  2,900    Isle of Capri Casinos, Inc. (a)                                22,562
  6,200    Jack in the Box, Inc. (a)                                     146,010
 35,175    JetBlue Airways Corp. (a)                                     196,276
  6,400    Krispy Kreme Doughnuts, Inc. (a)                               25,728
  1,200    Landry's Restaurants, Inc. (a)                                 21,504
 55,900    Las Vegas Sands Corp. (a)(b)                                1,182,285
  4,500    Life Time Fitness, Inc. (a)                                   126,450
 17,191    Live Nation, Inc. (a)                                         249,269
  3,471    Lodgian, Inc. (a)                                               8,678
  1,700    Luby's, Inc. (a)                                                6,698
 31,511    MGM Mirage (a)(b)                                             378,132
  4,068    MTR Gaming Group, Inc. (a)                                      8,258
  8,800    Madison Square Garden, Inc. (a)                               191,224
  1,500    Marcus Corp.                                                   19,485
  1,700    McCormick & Schmick's Seafood Restaurants, Inc. (a)            17,119
  1,900    Monarch Casino & Resort, Inc. (a)                              16,226
  3,800    Morgans Hotel Group Co. (a)                                    24,358
  1,900    Multimedia Games, Inc. (a)                                      7,410
  2,105    O'Charleys, Inc.                                               18,819
  4,800    Orbitz Worldwide, Inc. (a)                                     34,128
 12,400    Orient Express Hotels Ltd., Class A (a)                       175,832
  3,495    P.F. Chang's China Bistro, Inc. (a)                           154,234
  4,300    Panera Bread Co., Class A (a)                                 328,907
  2,900    Papa John's International, Inc. (a)                            74,559
  2,400    Peet's Coffee & Tea, Inc. (a)                                  95,160
  9,700    Penn National Gaming, Inc. (a)                                269,660
  4,300    Pinnacle Airlines Corp. (a)                                    31,949
  6,600    Pinnacle Entertainment, Inc. (a)                               64,284
  7,136    Premier Exhibitions, Inc. (a)                                  11,275
  1,300    Reading International, Inc., Class A (a)                        5,551
    500    Red Lion Hotels Corp. (a)                                       3,610
  3,014    Red Robin Gourmet Burgers, Inc. (a)                            73,662
 12,000    Regal Entertainment Group, Series A                           210,840
  7,300    Republic Airways Holdings, Inc. (a)                            43,216
  2,300    Rick's Cabaret International, Inc. (a)                         29,440
 18,028    Royal Caribbean Cruises Ltd. (b)                              594,744
  5,700    Ruby Tuesday, Inc. (a)                                         60,249
  7,209    Ruth's Hospitality Group, Inc. (a)                             38,208
  7,400    Scientific Games Corp., Class A (a)                           104,192
  9,143    Shuffle Master, Inc. (a)                                       74,881
  7,123    Silverleaf Resorts, Inc. (a)                                    8,619
 11,700    Six Flags, Inc. (a)                                             1,591
  6,000    SkyWest, Inc.                                                  85,680
    200    Sonesta International Hotels Corp., Class A                     2,600
  6,737    Sonic Corp. (a)                                                74,444
  1,500    Speedway Motorsports, Inc.                                     23,415
    245    The Steak N Shake Co. (a)                                      93,411
  1,600    Steiner Leisure Ltd. (a)                                       70,912
  8,800    Texas Roadhouse, Inc., Class A (a)                            122,232
    700    Town Sports International Holdings, Inc. (a)                    2,737
  1,100    Travelzoo, Inc. (a)                                            16,511
 21,640    UAL Corp. (a)(b)                                              423,062
 20,775    US Airways Group, Inc. (a)(b)                                 152,696
  3,341    VCG Holding Corp. (a)                                           8,018
  5,400    Vail Resorts, Inc. (a)                                        216,486
    200    Vanguard Airlines, Inc. (a)                                         -
  7,200    WMS Industries, Inc. (a)                                      301,968
 45,600    Wendys                                                        228,000
  5,100    World Wrestling Entertainment, Inc.                            88,230
  3,490    Youbet.com, Inc. (a)                                           10,261
                                                                    ------------
                                                                      13,601,689
                                                                    ------------
           TOTAL COMMON STOCKS -- 97.2%                              306,839,401
                                                                    ============

================================================================================
                                           BENEFICIAL
                                            INTEREST
OTHER INTERESTS (e)                          (000)
--------------------------------------------------------------------------------

CHEMICALS -- 0.0%
Eden Bioscience Liquidating Trust              --(f)                         380
--------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING -- 0.0%
Soft Branos, Inc.                              --(f)                           2
--------------------------------------------------------------------------------
TOTAL OTHER INTERESTS -- 0.0%                                                382
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
30    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

                                             MASTER EXTENDED MARKET INDEX SERIES
SCHEDULE OF INVESTMENTS (continued)  (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

RIGHTS                                                SHARES            VALUE
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
Aplindore Contingent Value (Expires 6/24/10)           2,600                   -
H3 Contingent Value (Expires 12/24/12)                 2,600                   -
Merk Contingent Value (Non-Expiring)                   2,600                   -
                                                              ------------------
                                                                               -
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
Avigen, Inc. Contingent Value (Expires 7/21/11)        1,000  $               41
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)        4,000                   -
                                                              ------------------
                                                                              41
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES - 0.0%
Real Estate (Expires 6/24/10)                          2,600                   -
--------------------------------------------------------------------------------
TOTAL RIGHTS - 0.0%                                                           41
--------------------------------------------------------------------------------

================================================================================

WARRANTS (g)
--------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)            30                   -
--------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)          249                 124
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
Lantronix, Inc. (Expires 2/09/11)                          2                   -
--------------------------------------------------------------------------------
TOTAL WARRANTS - 0.0%                                                        124
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST - $281,043,458) - 97.2%                                        306,839,948
--------------------------------------------------------------------------------

================================================================================

SHORT-TERM SECURITIES
--------------------------------------------------------------------------------
BlackRock Liquidity Funds,
    TempCash, Institutional Class,
    0.12% (d)(i)                                   8,457,913           8,457,913
--------------------------------------------------------------------------------
                                                  BENEFICIAL
                                                   INTEREST
                                                    (000)
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
    Money Market Series,
    0.22% (d)(i)(j)                          $       18,571           18,571,043
--------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST - $27,028,956) - 8.6%                                           27,028,956
--------------------------------------------------------------------------------

                                                                      VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS
(COST - $308,072,414*) - 105.8%                              $       333,868,904
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%                      (18,199,481)
                                                              ------------------
NET ASSETS - 100.0%                                          $       315,669,423
                                                              ==================

*    The cost and unrealized appreciation (depreciation) of investments as of
     March 31, 2010, as computed for federal income tax purposes, were as follows:
     Aggregate cost..........................................$       311,263,903
                                                              ------------------
     Gross unrealized appreciation ..........................$        61,002,471
     Gross unrealized depreciation ..........................       (38,397,470)
                                                              ------------------
     Net unrealized appreciation.............................$        22,605,001
                                                              ==================
(a)  Non-income producing security.
(b)  Security, or a portion of security, is on loan.
(c)  All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)  Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, was
     as follows:

--------------------------------------------------------------------------------

                                 PURCHASE         SALES          REALIZED
AFFILIATE                          COST           COST             GAIN           INCOME
----------------------------------------------------------------------------------------

BlackRock, Inc.              $    62,148            -              -        $      5,500
BlackRock
Liquidity Funds,
TempCash,
Institutional
Class                               --       $   1,053,790         -        $      2,341
BlackRock
Liquidity Series,
LLC Money
Market Series                $ 4,683,413            -              -        $     43,838
----------------------------------------------------------------------------------------

(e)  Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)  Amount is less than $1,000.
(g)  Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h)  Restricted security as to resale, representing 0.0% of net assets, were as follows:
     ---------------------------------------------------------------------------
     ISSUE                                  ACQUISITION DATES    COST      VALUE
     ---------------------------------------------------------------------------
     GreenHunter Energy, Inc.                4/18/08-5/16/08      -          -
     ---------------------------------------------------------------------------
(i)  Represents the current yield as of report date.
(j)  Security was purchased with the cash collateral from loaned securities.

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   31

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

o  Financial futures contracts purchase as of March 31, 2010 were as follows:

-------------------------------------------------------------------------------

                                 EXPIRATION       NOTIONAL         UNREALIZED
CONTRACTS       ISSUE               DATE            VALUE         APPRECIATION
-------------------------------------------------------------------------------

   60       Russell 2000 ICE     June 2010      $ 4,003,588      $       59,012
                  EMINI
   59       S&P 400 Midcap       June 2010      $ 4,583,288              66,502
                  EMINI
-------------------------------------------------------------------------------
TOTAL                                                            $      125,514
                                                                 ==============

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by
  Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    o Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

       o Level 1 -- price quotations in active markets/exchanges for identical assets and liabilities

       o Level 2 -- other observable inputs (including, but not limited to:
         quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

       o Level 3 -- unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
         (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Series' investments:

------------------------------------------------------------------------------------
VALUATION INPUTS                    LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
------------------------------------------------------------------------------------

ASSETS:
Investments in Securities:
--------------------------
  Long-Term Investments:
    Common Stocks:
       Aerospace & Defense..   $    3,859,503       --          --     $    3,859,503
       Alternative Energy...          538,753       --          --            538,753
       Automobiles & Parts          3,581,912       --          --          3,581,912
       Banks................       16,538,846       --          --         16,538,846

--------------------------------------------------------------------------------
32    QUANTITATIVE MASTER SERIES LLC                              MARCH 31, 2010

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

----------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                  LEVEL 1      LEVEL 2          LEVEL 3            TOTAL
----------------------------------------------------------------------------------------------------------

ASSETS:
Investments in Securities:
--------------------------
  Long-Term Investments:
    Common Stocks:
       Beverages...........................    $   793,032       --                --        $    793,032
       Chemicals...........................      8,401,010       --                --           8,401,010
       Construction & Materials............      7,080,277       --                --           7,080,277
       Electricity.........................      6,186,731       --                --           6,186,731
       Electronic & Electrical Equipment...     10,679,558       --                --          10,679,558
       Financial Services..................     10,540,806       --                --          10,540,806
       Fixed Line Tele-Communications......      2,252,801       --                --           2,252,801
       Food & Drug Retailers...............      1,631,167       --                --           1,631,167
       Food Producers......................      6,684,186       --                --           6,684,186
       Forestry & Paper....................        786,118       --            $9,538             795,656
       Gas, Water & Multiutilities.........      4,361,871       --                --           4,361,871
       General Industrials.................      3,637,343       --                --           3,637,343
       General Retailers...................     17,328,644       --                --          17,328,644
       Health Care Equipment & Services....     19,585,535       --                --          19,585,535
       Household Goods & Home Construction.      6,088,971       --                --           6,088,971
       Industrial Engineering..............      9,932,175       --                --           9,932,175
       Industrial Metals & Mining..........      3,041,605       --                --           3,041,605
       Industrial Transportation...........      4,635,256       --                --           4,635,256
       Leisure Goods.......................      3,076,240       --                --           3,076,240
       Life Insurance......................      1,449,216       --                --           1,449,216
       Machinery:
       Agricultural........................      6,438,107       --                --           6,438,107
       Media...............................      9,923,119       --                --           9,923,119
       Mining..............................      3,815,499       --                --           3,815,499
       Mobile Tele-Communications..........      1,768,807       --                --           1,768,807
       Nonlife Insurance...................     12,982,879       --                --          12,982,879
       Oil & Gas Producers.................     11,553,289       --                --          11,553,289
       Personal Goods......................      4,256,063       --                --           4,256,063

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   33

================================================================================

SCHEDULE OF INVESTMENTS (continued)          MASTER EXTENDED MARKET INDEX SERIES

--------------------------------------------------------------------------------------------------
VALUATION INPUTS                              LEVEL 1         LEVEL 2    LEVEL 3          TOTAL
--------------------------------------------------------------------------------------------------

ASSETS:
Investments in Securities:
--------------------------
  Long-Term Investments
    Common Stocks:
       Pharmaceuticals & Biotechnology..   $ 15,186,047             --       --       $ 15,186,047
       Real Estate Investment &
       Services.........................      1,822,133             --       --          1,822,133
       Real Estate Investment Trusts
       (REITs)..........................     20,363,781             --       --         20,363,781
       Software..............                        --             --       --                 --
       Software & Computer Services.....     14,966,661             --       --         14,966,661
       Support Services.................     13,294,245             --       --         13,294,245
       Technology Hardware &
       Equipment........................     23,661,702             --       --         23,661,702
       Tobacco..........................        504,286             --       --            504,286
       Travel & Leisure.................     13,601,689             --       --         13,601,689
 Other Interests:
       Chemicals........................             --             --   $  380                380
       Industrial Engineering...........             --             --        2                  2
 Rights:                                             --             --       --                 --
       Pharmaceuticals & Biotechnology..             --             --       41                 41
 Warrants:
       Automobiles & Parts..............            124            ---       --                124
 Short-Term Securities..................      8,457,913    $18,571,043       --         27,028,956
---------------------------------------------------------------------------------------------------
TOTAL                                      $315,287,900    $18,571,043   $9,961       $333,868,904
                                           ========================================================

                                 DERIVATIVE FINANCIAL INSTRUMENTS(1)
---------------------------------------------------------------------------------------------------
VALUATION INPUTS                         LEVEL 1        LEVEL 2       LEVEL 3             TOTAL
---------------------------------------------------------------------------------------------------

Assets:
    Equity contracts.................   $125,514          --            --             $    125,514
---------------------------------------------------------------------------------------------------
TOTAL                                   $125,514          --            --             $    125,514
                                        ===========================================================

      (1) Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

--------------------------------------------------------------------------------
34     QUANTITATIVE MASTER SERIES LLC                             MARCH 31, 2010

================================================================================

SCHEDULE OF INVESTMENTS (concluded)          MASTER EXTENDED MARKET INDEX SERIES

    The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

---------------------------------------------------------------------------------------------------------------
                                                                                    PHARMACEUTICALS
                                                                      INDUSTRIAL           &
                                       CHEMICALS   FORESTRY & PAPER   ENGINEERING    BIOTECHNOLOGY      TOTAL
---------------------------------------------------------------------------------------------------------------

Assets:
Balance, as of
   December 31, 2009................   $     380     $        -        $       2      $       41      $     423
Accrued discounts/premiums..........           -              -                -              --             --
Net realized gain (loss)............           -              -                -              --             --
Net change in unrealized
   appreciation/depreciation (2)
Purchases...........................           -              -                -              --             --
Sales...............................           -              -                -              --             --
Transfers in (3)....................           -     $    9,538                -              --          9,538
Transfers out (3)...................           -              -                -              --             --
                                       ------------------------------------------------------------------------
BALANCE, AS OF MARCH 31, 2010.......   $     380     $    9,538        $       2      $       41      $   9,961
                                       ========================================================================

  (2) The change in the unrealized appreciation/depreciation on the securities still held on March 31, 2010 was $0.
  (3) The Series' policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

--------------------------------------------------------------------------------
QUANTITATIVE MASTER SERIES LLC                               MARCH 31, 2010   35

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.